                                                                      prospectus

                            [LOGO OF PAN AMERICAN]

                           variable universal life

                 The Securities and Exchange Commission has not
                  approved or disapproved any shares offered in this
                   prospectus, or determined whether this prospectus is
                    accurate or complete. Any representation to the
                     contrary is a criminal offense.

                                                                 August 29, 2001

          FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY

                  PAN-AMERICAN VARIABLE LIFE SEPARATE ACCOUNT

                                      AND

                        PAN-AMERICAN ASSURANCE COMPANY

   This Prospectus describes the Flexible Premium Adjustable Variable Life Insurance Policy (Policies) offered by Pan-American Assurance Company (Pan-American).

   The Policy is a Life Insurance Policy and has been designed to be used to create or conserve one's estate, retirement planning and other insurance needs of individuals and businesses.

   The Policy has 27 investment choices--a Fixed Account and 26 Separate Account Funds listed below.

   When you buy a Policy, to the extent you have selected Separate Account Funds, you bear the complete investment risk. Your Accumulated Value in the Policy, when based on the investment experience of the Separate Account Funds, is variable and may increase or decrease. The duration or amount of the Death Benefit may be fixed or may vary depending on the investment experience and the Death Benefit Option selected.

   You can put your Premiums into our Fixed Account and/or any of the following Separate Account Funds:

MFS Variable Insurance Trust

 Advised by MFS Management, Inc.
     MFS Money Market Series--Initial Class
     MFS Total Return Series--Service Class
    MFS Investors Trust Series--Service Class (growth with income) (formerly, MFS Growth with Income Series--Service Class)
     MFS Emerging Growth Series--Service Class
     MFS Investors Growth Stock Series--Service Class (formerly, MFS Growth Series--Service Class)
     MFS Utilities Series--Service Class
     MFS Mid Cap Growth Series--Service Class

INVESCO Variable Investment Funds

 Advised by Invesco Funds Group, Inc.
     INVESCO Blue Chip Growth Fund
     INVESCO Small Company Growth Fund
     INVESCO Technology Fund
     INVESCO Health Sciences Fund
     INVESCO Financial Services Fund
     INVESCO Dynamics Fund (mid cap growth)
     INVESCO Equity Income Fund

Berger Institutional Products Trust

 Advised by Berger, LLC
     Berger IPT--Large Cap Growth Fund
     Berger IPT--Small Company Growth Fund
     Berger IPT--International Fund
     (sub-advised by Bank of Ireland Asset Management (U.S.), Limited) Berger IPT--New Generation Fund (mid cap growth)

J.P. Morgan Series Trust II

 Advised by J.P. Morgan Investment Management, Inc.
     J.P. Morgan Bond Portfolio
     J.P. Morgan U.S. Disciplined Equity Portfolio
     J.P. Morgan Small Company Portfolio
     J.P. Morgan International Opportunity Portfolio

Dreyfus Investment Portfolios

 Advised by Founder Assets Management, LLC
     Dreyfus Investment Portfolios--Founders Growth Portfolio
     Dreyfus Investment Portfolios--Founders Discovery Portfolio (small value)
     Dreyfus Investment Portfolios--Founders Passport Portfolio (small cap growth)
     Dreyfus Investment Portfolios--Founders International Equity Portfolio (large cap growth)

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

   Please read this Prospectus before investing and keep it on file for future reference. It contains important information about the Pan-American Flexible Premium Adjustable Variable Life Insurance Policy. The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains information regarding companies that file electronically with the Commission.

   The Policies:

  .   are not bank deposits

  .   are not federally insured

  .   are not endorsed by bank or government agency

  .   are not guaranteed and may be subject to loss of principal


                       Date of Prospectus 29 August 2001

                               TABLE OF CONTENTS

DEFINITIONS.................................................................   1

SUMMARY.....................................................................   3
  The Flexible Premium Adjustable Variable Life Insurance Policy............   3
  Purchases.................................................................   3
  Investment Choices........................................................   3
  Death Benefit.............................................................   3
  Taxes.....................................................................   3
  Access to Your Cash Surrender Value.......................................   4
  Other Information.........................................................   4

EXPENSES....................................................................   5
  Premium Expense Charges...................................................   5
  Monthly Deduction.........................................................   5
  The Cost of Insurance Charge..............................................   5
  Cost of Insurance Rates...................................................   6
  Administrative Charge.....................................................   6
  Selection and Issue Charge................................................   6
  Reproposals...............................................................   6
  Extension of Maturity Date................................................   6
  Asset Charge..............................................................   6
  Rider Charges.............................................................   6
  Surrender Charges.........................................................   6
  Transfer Charge Expenses..................................................   7
  Taxes.....................................................................   7
  Separate Account Fund Expenses............................................   7

THE VARIABLE LIFE INSURANCE POLICY..........................................  10

PURCHASES...................................................................  10
  Payment of Premiums.......................................................  10
  Allocation of Net Premiums................................................  11
  Grace Period..............................................................  11
  Insufficient Cash Surrender Value.........................................  11
  Reinstatement.............................................................  12
  Right To Refund...........................................................  12

THE SEPARATE ACCOUNT AND SEPARATE ACCOUNT FUND CHOICES......................  13
  Substitution and Limitations on Further Investments.......................  14
  Transfers.................................................................  14
  Telephone Transfers.......................................................  15
  Dollar Cost Averaging.....................................................  15
  Asset Rebalancing.........................................................  15
  Accumulation Unit Values..................................................  16

FIXED ACCOUNT...............................................................  16

DEATH BENEFIT...............................................................  16
  Change in Death Benefit Option............................................  17
  Change in Specified Amount................................................  17

TAXES.......................................................................  18
  Life Insurance in General.................................................  18
  Taking a Distribution From Your Policy....................................  18
  Diversification...........................................................  19

ACCESS TO YOUR CASH SURRENDER VALUE.........................................  19
  Full Surrender............................................................  19
  Effect of a Partial Surrender on Your Specified Amount....................  19

LOANS.......................................................................  20
  Loan Interest (Charged)...................................................  20
  Loan Interest (Credited)..................................................  20
  Loan Repayment............................................................  20
  Loans Involving a Policy That Was Exchanged...............................  20

OTHER INFORMATION...........................................................  21
  Pan-American..............................................................  21
  Riders....................................................................  21
  Paid-Up Insurance.........................................................  22
  Optional Methods of Settlement............................................  22
  General Policy Provisions.................................................  22
  Termination...............................................................  23
  Distributors..............................................................  23
  Suspension of Payments or Transfers.......................................  23
  Ownership.................................................................  24
  Beneficiary...............................................................  24

EXECUTIVE OFFICERS AND DIRECTORS............................................  25
  Voting....................................................................  26
  Disregard of Voting Instructions..........................................  26
  Legal Opinions............................................................  26
  Federal Tax Status........................................................  27
  Reports to Owners.........................................................  30
  Legal Proceedings.........................................................  30
  Experts...................................................................  30
  Financial Statements......................................................  31

INDEPENDENT AUDITORS' REPORT................................................ F-1

APPENDIX A

ILLUSTRATIONS OF POLICY VALUES.............................................. A-1

APPENDIX B

EXAMPLES OF CALCULATIONS OF SURRENDER CHARGE................................ B-1

                                  DEFINITIONS

Accumulated Value: The sum of your Policy values in the Separate Account Funds, the Fixed Account and the Loan Account.

Accumulation Unit: A unit of measure used to calculate your Accumulated Value in the Separate Account Funds.

Age: Issue Age is the age of the Insured on the Insured's nearest birthday on the Policy Date. Attained Age is the Insured's Issue Age plus the number of completed Policy Years as of the date for which age is being determined.

Beneficiary: The person or persons named in the application or at a later date to receive the Death Benefit under the Policy or any rider(s).

Business Day: Each day that the New York Stock Exchange and We are open for business. The Separate Account will be valued each Business Day.

Cash Surrender Value: Your Accumulated Value less any Surrender Charge.

Death Benefit: The amount used to determine the proceeds payable upon the death of the Insured.

Effective Date of Coverage: The effective date of coverage under this Policy shall be as follows:

 .   The Policy Date shall be the effective date for all coverage provided in the application.

 .   For any increase or addition to coverage, the effective date shall be the
    Monthly Anniversary Day on which we first charge for the coverage.

 .   For any insurance that has been reinstated, the effective date shall be the
    Monthly Anniversary Day on which we resume assessing the Monthly
    Deductions.

Fixed Account: A portion of the General Account into which you can allocate Net Premiums or transfer Accumulated Values. It does not share in the investment experience of the Separate Account.

General Account: Our general investment account, which includes the Fixed Account and the Loan Account, contains our assets with the exception of the Separate Account and other segregated asset accounts.

Grace Period: The period we provide you to make a payment of a premium sufficient to cover the Monthly Deduction when your Cash Surrender Value becomes insufficient to keep your Policy in force.

Indebtedness: Unpaid Policy loans plus unpaid Policy loan interest.

Insured: The person whose life is insured under the Policy.

Loan Account: An account established within our General Account for any amounts transferred from the Fixed Account and the Separate Account as a result of loans. The Loan Account is credited with interest and is not based on the experience of any Separate Account.

Maturity Date: The Policy Anniversary nearest the Insured's 100th birthday. If increases in the Specified Amount or other Policy charges result in multiple Maturity Dates, the Maturity Date will then be modified to be the first of all such Maturity Dates.

Monthly Anniversary Day: The same day of each month as the Policy Date for each succeeding month the Policy remains in force. If the Monthly Anniversary Day falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

Monthly Deduction: The amount we deduct from your Accumulated Value each month which covers some of the costs associated with your Policy.

Net Premium: We deduct a Premium Expense Charge from each Premium paid. The Net Premium is the Premium paid less the Premium Expense Charge.

Owner: The person entitled to all the ownership rights under the Policy. If Joint Owners are named, all references to you or Owner shall mean Joint Owners.

Policy: The Policy includes the basic policy, applications and any riders or endorsements.

Policy Anniversary: The same month and day as the Policy Date for each succeeding year the Policy remains in force. If the Policy Anniversary falls on a day that is not a Business Day, any Policy transaction due as of that day will be processed the first Business Day following such date.

Policy Date: The Policy Date is the day set by us or agreed to by us from which Policy Months and Policy Anniversaries are determined. All riders, increases, decreases, reinstatements and changes in insurance coverage will be effective on a Monthly Anniversary Day.

Policy Month: The one-month period from the Policy Date to the same date of the next month, or from one Monthly Anniversary Day to the next.

Policy Year: The one year period from the Policy Date to the first Policy Anniversary or from one Policy Anniversary to the next.

Premium: A payment you make towards the Policy and that does not re-pay any Indebtedness.

Premium Expense Charge: We deduct a Premium Expense Charge from each Premium Payment. It is your Premium Payment less the Premium Expense Charge which is allocated to the Fixed Account or Separate Account.

Separate Account: A segregated asset account maintained by us in which a portion of our assets has been allocated for the Policies as well as other policies.

Separate Account Funds: Those investment options available through the Separate Account.

Specified Amount: A dollar amount used to determine the death benefit of your Policy. This amount is chosen by you. You can increase and decrease the Specified Amount subject to the terms of your Policy. The initial Specified Amount is that amount in place on the Policy Date.

We, Us, Our, and Ours: Pan-American Assurance Company.

You, Your, and Yours: The Owner of the Policy.

                                    SUMMARY

   The Flexible Premium Adjustable Variable Life Insurance Policy: The Flexible Premium Adjustable Variable Life Insurance Policy offered by Pan-American is a contract between you, the Owner, and Pan-American, a life insurance company.

   The Policy provides for life insurance coverage on the person Insured and provides for the payment of the Death Benefit to your selected Beneficiary upon the death of the Insured, which generally shall be excludable from the gross income of the Beneficiary. The Insured can be the same person as the Owner, but does not have to be.

   Under the Policy, the Minimum Initial Premium is due on or before coverage under a Policy can begin. You may thereafter, subject to certain limitations, make Premium payments, in any amount and any frequency. The Policy provides an Accumulated Value, surrender rights, loan privileges and other features traditionally associated with life insurance.

   The Policy can lapse (terminate without value) when the Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period of 65 days has expired without an adequate payment being made.

   You should consult your Policy for further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to your Policy.

   Purchases: You can buy the Policy by completing the proper forms. Your Registered Representative can help you. The Minimum Initial Premium we will accept will be computed for you with respect to the Specified Amount you have requested. In some circumstances, we may contact you for additional information regarding the Insured and may require the Insured to provide us with medical records, a physician's statement or a complete medical examination.

   The Policy is a flexible premium adjustable variable life insurance policy and, unlike traditional insurance policies, there is no fixed schedule for Premium payments after the initial premium. Under most circumstances it is anticipated that you will need to make additional Premium payments, after the initial premium, to keep the Policy in force. You can arrange with us to make Planned Premium Payments.

   Investment Choices: You may invest in the Fixed Account or in any or all of the Separate Account Funds which are listed in the "Separate Account and Separate Account Fund Choices" section below and which are more fully described in the prospectuses for the Separate Account Funds.

   Death Benefit: The amount of the Death Benefit depends on many factors, as explained on page 16. The actual amount payable to your Beneficiary is the Death Benefit less any Indebtedness.

   At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the Death Benefit. You may change your Beneficiary at any time, unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

   Taxes: Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the Death Benefit paid under the Policy should generally be excludable from the gross income of the Beneficiary; however, Qualified Plans are typically an exception to this. Your earnings in the Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC) as defined in the Internal Revenue Code. Proceeds taken out of a MEC are considered to come from earnings first and are includable in taxable income. If you are younger than 59 1/2 when you take proceeds out of a MEC, you may also be subject to a 10% Federal tax penalty on the earnings withdrawn.

   Access to Your Cash Surrender Value: You can terminate your Policy at any time and we will pay you the Cash Surrender Value of your Policy less any Indebtedness. After the first Policy Year, you may surrender a part of your Cash Surrender Value subject to the requirements of the Policy. When you terminate your Policy, we will assess a Surrender Charge, and when you make a Partial Surrender, we may assess a Partial Surrender Charge.

   You can also borrow from us using your Policy as collateral.

 Other Information:

   Right to Examine Policy: Within 20 days (or longer if required in your state) after the Policy is received, it may be cancelled for any reason by delivering or mailing it to our Home Office or the Registered Representative through whom it was purchased. This means that your letter to us must be postmarked no later than 20 days after you receive the Policy. In most states, we will refund to you your Premiums paid or Accumulated Value plus any charges we deducted from your Premium payment. This amount may be more or less than your Premium payment. If you reside in a state that requires us to refund your Premium payment, then all of your Premium payments are directed into the Fixed Account during the Right to Examine Policy Period. In these cases, at the end of the Right to Examine Policy Period, the Accumulated Value is reallocated in accordance with your Premium allocation instructions on record.

   Who should purchase this life insurance Policy? This life insurance Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their Policies through investment in the Separate Account Funds.

   This life insurance Policy offers individuals the ability to:

  1.   create or conserve one's estate;

  2.   supplement retirement income; and

  3.   access Separate Account Funds through loans and surrenders.

   This life insurance Policy offers businesses the ability to:

  1.   protect the business in the event a key employee dies;

  2.   provide debt protection for business loans; and

  3. create a fund for employee benefits, buy-outs and future business needs.

   If you currently own a variable insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

   Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of the Insured.

   Inquiries: If you need more information about buying a Policy or if you need policy owner service (such as to change Policy information, to inquire into Policy values or to make a loan), please contact us at our Home Office:

   Pan-American Assurance Company
   Pan-American Life Center
   601 Poydras Street
   New Orleans, Louisiana 70130
   1-877-WEWILL-0 (1-877-929-4550)

   Reproposals: You can request that we prepare for you information on modifications to your Policy once it has been issued to you. These requests can be made to us at our Home Office directly by you or by your Registered Representative. We have reserved the right in the Policy to assess up to $100 to reimburse us for the costs associated with preparing such Reproposals. Such modifications would include changes in Death Benefit options, changes in Specified Amount and changes in premium amount. However, changes in allocations are not usually considered appropriate for re-proposal.

                                   EXPENSES

   There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:

 Premium Expense Charges

   We deduct a Premium Expense Charge from each Premium payment that you make. Any portion of a payment which is applied to repay a loan will not be subject to a Premium Expense Charge. (See "Loans--Loan Repayment" below.) The Premium Expense Charge is 5.75% of each premium paid in all Policy Years.

   The Premium Expense Charge is to cover some of our costs incurred in selling the Policy and in issuing it, such as commissions, premium tax, Federal taxes and administrative costs.

 Monthly Deduction

   On the Policy Date and on each Monthly Anniversary Day thereafter, we make a Monthly Deduction from the Accumulated Value of your Policy. The Monthly Deduction will be taken on a pro-rata basis from the Separate Account Funds and the Fixed Account, exclusive of the Loan Account. The Monthly Deduction is the sum of:

  1.    the Cost of Insurance Charge;

  2.    the Administrative Charge;

  3.    the Selection and Issue Charge; and

  4.    the cost for any Policy riders.

 The Cost of Insurance Charge

   This charge compensates us for insurance coverage provided for the month and certain other expenses. The cost of insurance is determined separately for the initial Specified Amount and for any subsequent increases.

   The cost of insurance for the Insured is calculated as (a), multiplied by the result of (b) minus (c), where:

  (a) is the cost of insurance rate as described in the Cost of Insurance Rates section;

  (b)    is the Insured's Death Benefit at the beginning of the Policy month;
         and

  (c) is the Accumulated Value at the beginning of the Policy month. For purposes of calculating the cost of insurance as discussed above, if you have elected Option 1 and you have made increases to your Specified Amount, then your Accumulated Value shall be considered first to be a part of the Specified Amount up to the initial Specified Amount. If your Accumulated Value exceeds the initial Specified Amount, it shall then be considered a part of additional Specified Amount resulting from increases in the order of the increases. We do this because we calculate the cost of insurance for the initial Specified Amount and each increase separately.

 Cost of Insurance Rates

   The monthly cost of insurance rate is based on the gender, attained age, Policy Year and rating class at issue or date of increase of the Insured. Attained age means age nearest birthday on the prior anniversary of the original amount of insurance or each increase, as applicable. We reserve the right to adjust the monthly cost of insurance rates uniformly by class based on changing expectations. However, the cost of insurance rates will not be greater than those shown in the Table of Guaranteed Maximum Insurance Rates shown in your Policy. The guaranteed cost of insurance rates are based on the gender distinct 1980 CSO Smoker or Nonsmoker Mortality Table, Age Nearest Birthday.

 Administrative Charge

   We assess an Administrative Charge which is five dollars ($5) per month. This charge compensates us for some of our administrative costs.

 Selection and Issue Charge

   The Selection and Issue Charge is assessed upon each $1,000 of Specified Amount and is applied separately to the initial Specified Amount and to each increase in Specified Amount. The charge is based upon the age at issue of the coverage segment, gender, rate class, the Specified Amount of the coverage segment, and Policy Year of the coverage segment. This charge compensates us for costs incurred in administering features of the Policy, underwriting costs, and certain administrative costs.

 Reproposals

   You may request that we prepare a reproposal. We have reserved the right to assess a fee up to $100 for the preparation of such reproposal.

 Extension of Maturity Date

   You will be assessed a $100 administration fee upon the Maturity Date, unless you elect not to extend your Maturity Date.

 Asset Charge

   We assess an Asset Charge as part of the daily calculation of the Accumulation Unit Value for each Separate Account Fund which is expressed on an annual basis as 0.75% of the Separate Account during the first 10 Policy Years, and 0.40% thereafter. The daily charge is 0.002055% during the first 10 Policy Years and 0.001096% thereafter. This charge compensates us for some of our administrative expenses and mortality risks.

 Rider Charges

   We charge separately for some of the riders that may be attached to the Policy. We deduct any cost of these riders for a Policy Month as part of the Monthly Deduction on each Monthly Anniversary Day.

 Surrender Charges

   We will assess a charge against the Accumulated Value of the Policy if this Policy is surrendered within the Surrender Charge Period described in the "Access to Your Cash Surrender Value" section. This charge compensates us for certain sales and administrative expenses and financial risks. There is an example of how the Surrender Charges work in Appendix B to this Prospectus. The Surrender Charge is specific to your Policy and is shown on your Policy Schedule. The highest possible Surrender Charge that we would assess is for a 55 year old male smoker and it is $45.50 per $1,000 of Specified Amount.

   If there is an increase in the Specified Amount, additional Surrender Charges will apply to the amount of the increase. These additional Surrender Charges apply for a Surrender Charge Period following the increase in Specified Amount which appears on the Policy contract amendment that places the increase in effect.

   If you make a Partial Surrender, a Partial Surrender Charge will be deducted from the Accumulated Value equal to the greater of: $25 or (a) multiplied by the ratio, not to exceed 1, of (b) minus (c), all divided by (d), where:

  (a)   is the Surrender Charge;

  (b) is the sum of the Partial Surrender amount and all previous Partial Surrenders;

  (c)   is the 50% Exclusion Percentage. See discussion below.

  (d)   is the Cash Surrender Value.

   This 50% Exclusion Percentage allows you to surrender or withdraw 50% of your Cash Surrender Value without a Surrender Charge. Only when a withdrawal will cause more than 50% of the Cash Surrender Value to have been taken out of the Policy will we assess a Surrender Charge. Every time a withdrawal or partial surrender is taken, we will look at all partial surrenders or withdrawals that have been taken to date to see if the 50% Exclusion Percentage has been exceeded. Until that 50% figure is reached, we will charge only $25 per surrender.

 Transfer Charge Expenses

   We reserve the right to assess a maximum transfer charge of $25.00 per transfer after the first twelve (12) transfers in any Policy Year have been made. This charge compensates us for some of the costs associated with processing a transfer.

   Pre-scheduled transfers, which include those made pursuant to the Dollar Cost Averaging Option, the Asset Rebalancing Option, and the Right to Examine Policy Period, as set forth in the "Transfers" section, will not count towards the limitation of twelve free transfers.

 Taxes

   We reserve the right to deduct any taxes levied by any governmental entity which, at our sole discretion, are determined to have resulted from the administration of the Policy.

 Separate Account Fund Expenses

   The annual expenses of the Separate Account Funds for the year ending December 31, 2000, below are based on the date provided by the respective Fund Groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

                                 FUND EXPENSES

         (as a percentage of the average daily net assets of a Fund for the most recent fiscal year, except as noted)

                                                                         Total Annual
                                                        Reimbursements     Portfolio
                          Management + 12b-1 +  Other -  (for certain  =Expenses (After
                             Fees      Fees    Expenses  Portfolios)    Reimbursements)
                          ----------   -----   -------- --------------  ---------------
MFS VARIABLE INSURANCE TRUST(1)
MFS Money Market Series
 (Initial Class)........      .50%      --        .49%        .37%            .62%
MFS Mid Cap Growth Se-
 ries (Service Class)...      .75%      .20%     1.46%       1.30%           1.11%
MFS Investors Trust Se-
 ries (Service Class)...      .75%      .20%      .12%        --             1.07%
MFS Total Return Series
 (Service Class)........      .75%      .20%      .15%        --             1.10%
MFS Emerging Growth Se-
 ries (Service Class)...      .75%      .20%      .10%        --             1.05%
MFS Investors Growth
 Stock Series (Service
 Class).................      .75%      .20%      .17%        .01%           1.11%
MFS Utilities Series
 (Service Class)........      .75%      .20%      .16%        --             1.11%

BERGER INSTITUTIONAL PRODUCTS
 TRUST(2)
Berger IPT--Small Com-
 pany Growth Fund.......      .85%      --        .13%        --              .98%
Berger IPT--Large Cap
 Growth Fund............      .75%      --        .15%        --              .90%
Berger IPT--New Genera-
 tion Fund..............      .85%      --       2.67%       2.37%           1.15%
Berger IPT--Interna-
 tional Fund............      .85%      --       1.27%        .92%           1.20%

DREYFUS INVESTMENT PORTFOLIOS(3)
Founders Discovery Port-
 folio..................      .90%      .25%      .63%        .28%           1.50%
Founders Passport Port-
 folio..................     1.00%      .25%     2.64%       2.39%           1.50%
Founders International
 Equity Portfolio.......     1.00%      .25%     2.77%       2.52%           1.50%
Founders Growth Portfo-
 lio....................      .75%      .25%     1.58%       1.58%           1.00%

INVESCO VARIABLE INVESTMENT FUNDS,
 INC.(4)
INVESCO VIF--Blue Chip
 Growth Fund............      .85%      --       2.03%       1.03%           1.85%
INVESCO VIF--Dynamics
 Fund...................      .75%      --        .34%        --             1.09%
INVESCO VIF--Equity In-
 come Fund..............      .75%      --        .33%        --             1.08%
INVESCO VIF--Financial
 Services Fund..........      .75%      --        .34%        --             1.09%
INVESCO VIF--Health Sci-
 ences Fund.............      .75%      --        .32%        --             1.07%
INVESCO VIF--Small Com-
 pany Growth Fund.......      .75%      --        .68%        .06%           1.37%
INVESCO VIF--Technology
 Fund...................      .72%      --        .30%        --             1.02%

JP MORGAN SERIES TRUST
 II(5)
Small Company Portfo-
 lio....................      .60%      --        .72%        .17%           1.15%
Bond Portfolio..........      .30%      --        .45%        --              .75%
International Opportu-
 nity Portfolio.........      .60%      --       1.13%        .53%           1.20%
U.S. Disciplined Equity
 Portfolio..............      .35%      --        .50%        --              .85%

--------
(1) The MFS Money Market Series consists of initial class shares, all other MFS series consist of service class shares. Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses' do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Annual Portfolio Expenses' would be lower, and for service class shares would be estimated to be: 1.10% for Mid Cap Growth Series, 1.06% for Investors Trust Series, 1.09% for Total Return Series, 1.04% for Emerging Growth Series, 1.10% for Investors Growth Stock Series, 1.10% for Utilities Series. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses' (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees.

(2) Under a written contract, the Funds' investment adviser has agreed to waive its advisory fee and reimburse the Funds to the extent that, at any time during the life of a Fund, such Fund's annual operating expenses exceed a specified amount (1.15% for Berger IPT--New Generation Fund and 1.20% for Berger IPT--International Fund). The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees. Absent the waiver and reimbursements, the "Total Annual Portfolio Expenses' would have been 3.52% for Berger IPT--New Generation Fund and 2.12% for Berger IPT-- International Fund. Effective May 12, 2000, the investment advisory fee charged to Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million, 0.80% of the next $500 million, and 0.75% over $1 billion. The amount shown reflects the restated advisory fee.

(3) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, 19 interest expenses and commitment fees on borrowings) do not exceed a stated amount: 1.50% for Founders Discovery Portfolio, 1.50% for Founders Passport Portfolio, 1.50% for Founders International Equity Portfolio, and 1.00% for Founders Growth Portfolio.

(4) The Funds' actual "Other Expenses' and "Total Annual Portfolio Expenses' were reduced under an expense offset arrangement. Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to a commitment between the Funds and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption of these expenses, the Funds' "Total Annual Portfolio Expenses' would have been as follows: 2.88% for INVESCO VIF--Blue Chip Growth and 1.43% for INVESCO VIF-- Small Company Growth.

(5) Reflcts an agreement by Morgan Guarantee Trust Company of New York, an affiliate of J.P. Morgan, to reimburse certain portfolios, to the extent that certain expenses exceed a stated amount of the portfolios' average daily net assets during fiscal year 2001. That stated amount is 1.15% for the Small Company Portfolio and 1.20% for the International Opportunities Portfolio.

                       THE VARIABLE LIFE INSURANCE POLICY

   The flexible premium adjustable variable life insurance policy ("Policy") is a contract between you, the Owner, and Pan-American Assurance Company ("Pan-American"), a life insurance company. The Policy provides for life insurance coverage on the person Insured and has Accumulated Values, a Death Benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the Accumulated Value, to the extent invested in the Separate Account Funds, will increase or decrease depending upon the investment experience of those Separate Account Funds selected. The duration or amount of the Death Benefit may also vary based on the investment performance of the underlying Separate Account Funds. To the extent you allocated Premium or Accumulated Value to the Separate Account, you bear the investment risk. If the Cash Surrender Value less any Indebtedness is insufficient to pay the Monthly Deductions, the Policy may terminate.

   Because the Policy is like traditional and universal life insurance, it provides a Death Benefit which will be paid to your named Beneficiary. Upon the death of the Insured, the Death Benefit, less any Indebtedness, is paid to your Beneficiary. The proceeds should be excludable from the gross income of the Beneficiary. The tax-free Death Benefit makes this an excellent way to accumulate money you do not think that you will use in your lifetime and is a tax-efficient way to provide for those you leave behind. If you need access to your Cash Surrender Value, you can borrow from the Policy or make a total or Partial Surrender.

   You should consult your Policy for a further understanding of its terms and conditions and for any state-specific provisions and variances that may apply to your Policy.

                                   PURCHASES

Payment of Premiums

   Premiums are the monies you give us to buy the Policy. The Minimum Initial Premium is the smallest initial Premium amount that you can submit to us. The Minimum Initial Premium is equal to one Minimum Monthly Premium as set forth in your Policy Schedule. The Policy will not take effect until it has been delivered and the Minimum Initial Premium has been paid prior to the death of the insured and prior to any change in health as shown in the application. The Minimum Initial Premium and all other Premiums are payable at our Home Office. Receipts will be furnished upon request.

   The Policy is a Flexible Premium Policy which allows you to make Premium payments in any amount and at any time, subject of course to making sufficient Premium payments to keep the Policy in force. Even though the Policy is flexible, when you apply for coverage, you can establish a schedule of Planned Premium Payments. The Planned Premium Payments are selected by you. Therefore, they will differ from Policy to Policy. You should consult your Registered Representative about your Planned Premium Payments. The amounts and frequency of Planned Premium Payments are shown in your Policy Schedule.

   The Planned Premium Payment amount and frequency is selected on the application. The frequency may be quarterly, semi-annually, or annually. A monthly frequency is available only through pre-authorized check or list bill (we will not bill you more than once every three months). Planned Premium Payments may be changed at any time, but we reserve the right to limit increases in Planned Premium Payments. You will be sent reminder notices for Planned Premium Payments. In the event Planned Premium Payments are not continued, insurance coverage under the Policy and any benefits provided by rider will be continued in force. Such coverage shall continue until your Cash Surrender Value is insufficient, as described in the Grace Period section, below.

   For any payment received which immediately increases the net amount at risk, we reserve the right to return the payment until the Insured receives underwriting approval from us. (Net amount at risk is equal to the difference between the Death Benefit and the Accumulated Value.) All Premium payments must be at least $25.

Allocation of Net Premiums

   We will allocate your initial Net Premium to your Policy on the later of the Policy Date or the Business Day following receipt of the Premium at our Home Office. The Policy has a provision called the Right to Examine Policy which allows you to cancel, for any reason, your Policy within 20 days (or the period required in your state) after the Policy is first received. If you reside in a state that requires us to return to you your Premium payment, then all Premium payments will be directed into the Fixed Account during the Right to Examine Policy Period. In these cases, at the end of the Right to Examine Policy Period, the Accumulated Value will be reallocated in proportion to the Premium allocation instructions on record.

   Subsequent Net Premiums will be allocated according to the Premium allocation instructions on record, and you may change the Premium allocation instructions at any time by written notice in a form satisfactory to us at our Home Office. Premium allocation instructions must be at least one-percent (1%) and must be stated in whole percentages. Currently, each Policy can have only 25 Separate Account Funds which includes both active and historical. For example, if you initially chose the MFS Money Market Series but later transferred all of your Accumulated Value to another Separate Account Fund, the MFS Money Market Series would continue to be counted toward the 25. However, if you later elected to allocate premium or to transfer Accumulated Value to the MFS Money Market Series, it would still count as only one of your 25 fund allocations. There are currently no other restrictions, but we reserve the right to further limit availability of Separate Account Fund allocations as well as allocations to the Fixed Account.

Grace Period

   Your Policy will stay in effect as long as your Cash Surrender Value is considered to be sufficient. The Cash Surrender Value would be considered insufficient when the Cash Surrender Value less any Indebtedness on any Monthly Anniversary Day is not sufficient to cover the Monthly Deduction for the next month. If the Cash Surrender Value of your Policy is determined to be insufficient, we will mail you a notice. A Grace Period will be granted for the payment of a Premium sufficient to keep the Policy in force. The Grace Period will last 65 days from the Monthly Anniversary Day that the Cash Surrender Value became insufficient.

   Notice of the Premium payment required to keep your Policy in force will be mailed to your last known address. On each Monthly Anniversary Day, the Monthly Deduction is made. On any Monthly Anniversary Day when there is insufficient cash surrender value, a notice is produced and mailed as part of the normal processing routine. If such Premium payment is not made within the Grace Period, all coverage under your Policy will terminate without value at the end of the Grace Period. If a death occurs during the Grace Period, the proceeds paid will equal the Death Benefit at the start of the Grace Period, plus any applicable benefits provided by rider, less any Indebtedness and less overdue Monthly Deductions as of the date of death.

Insufficient Cash Surrender Value

   During the Minimum Premium Period (which is usually 5 years, but may be less in some states and may vary by Issue Age) the Cash Surrender Value should be sufficient to keep the Policy in force if A - B - C is equal to or exceeds (D x
E), where:

  A    is the sum of the total Premiums paid to date:

  B    is all Partial Surrenders to date;

  C    is any Indebtedness;

  D is the Minimum Monthly Premium (which is set for each Policy at the time of issue and which is shown on your Policy Schedule); and

  E is the number of months since the Policy Date, including the current month.

   In this case, the Policy will remain in effect. If there is a change in riders or in Specified Amount during the Minimum Premium Period, the minimum Premiums will be recalculated.

   In other circumstances, when the Premium requirements are not met and if the Cash Surrender Value becomes insufficient, the Policy will terminate subject to the Grace Period section. Once the Policy is terminated there is no coverage unless we specifically approve reinstatement.

Reinstatement

   If your Policy terminates, as provided in the Grace Period section, it may be reinstated at any time within five years after the date of termination and prior to the Maturity Date. The reinstatement is subject to:

  . receipt of evidence of insurability of the Insured satisfactory to us to reinstate the base Policy; and

  . receipt of evidence of insurability of any person covered by any rider to reinstate the rider to the Policy; and

  . payment of a Premium sufficient to keep the Policy in force for two months; and

  .   payment or reinstatement of any Indebtedness against the Policy; and

  . reinstatement of the Surrender Charge that was in effect at the time of the lapse in the Policy.

   The payments made to reinstate the Policy will be allocated according to the last Premium allocation instructions on record. The effective date of the reinstatement shall be the Monthly Anniversary Day on which we resume assessing the Monthly Deduction. The Policy will not be allowed to be reinstated if it has been surrendered for its full Cash Surrender Value.

Right To Refund

   To receive the tax treatment accorded life insurance under Federal laws, insurance under the Policy must initially qualify and continue to qualify as life insurance under the Internal Revenue Code. To maintain qualification to the maximum extent permitted by law, we reserve the right to return Premiums you have paid which we determine will cause any coverage under the Policy to fail to qualify as life insurance under applicable tax law and any changes in applicable tax laws or will cause it to become a Modified Endowment Contract
(MEC) as defined in the Internal Revenue Code. Additionally, we reserve the right to make changes in the Policy or to make distributions to the extent we determine it is necessary to continue to qualify the Policy as life insurance and to comply with applicable laws. We will provide you advance written notice of any change.

   The Internal Revenue Code (Section 7702A) defines a MEC contract. You may desire that your Policy not be classified as a MEC. Certain premium payment patterns, as well as other actions, will cause a policy to be so classified as a MEC. If you have elected the Excess MEC Premium Refund Option, we will automatically refund a Premium payment that would make the Policy a MEC. If you have made this election, the Policy Schedule will show that the election is in effect. As long as your Policy is not classified as a MEC, you may elect this option at any time by notifying us. You may also cancel this option at any time by submitting a signed written notice to the Home Office in a format acceptable to us. There is no charge for this option. By offering this option we are not warranting that your Policy will not become a MEC. Premium payment patterns are not the only means by which a policy can become a MEC. Actions such as decreases in Specified Amount may cause a policy to become a MEC. This option is only intended as a means of automatically returning Premiums that were unintended. We will not examine unusual Premium payment patterns or modifications to your Policy for purposes of determining whether or not such actions will make your Policy a MEC. By offering this option, we are not providing any tax advice. You should consult your tax adviser for any questions regarding the status of your Policy as a MEC and before making any changes to your Policy or changing the pattern of your Premium payments.

   If you have not elected the Excess MEC Premium Refund Election, and subsequent Premium payments will cause your Policy to become a MEC, we will NOT notify you but will allocate your premium as directed. You should consult a tax adviser for assistance in understanding the tax consequences of your Policy being categorized as a MEC. (See "Taxes" below.)

             THE SEPARATE ACCOUNT AND SEPARATE ACCOUNT FUND CHOICES

   We have established a separate account, Pan-American Assurance Company Variable Life Separate Account (Separate Account) to hold the assets that underlie the Policies.

   The assets of the Separate Account are being held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized and unrealized) resulting from those assets are credited to or charged against the Policies and not against any other policies or contracts we may issue.

   The Policy offers Separate Account Funds as the underlying investment choices for the Policy.

   You should read this prospectus and the accompanying prospectuses for the Separate Account Funds carefully before investing. Copies of these prospectuses will be sent to you with your Policy. Certain portfolios described in the Separate Account Fund prospectuses may not be available with your Policy. The Separate Account Fund prospectuses contain more complete information, including a description of the investment objective, policies, restrictions and risks of each Separate Account Fund. There can be no assurance that the investment objectives of these Separate Account Funds will be achieved.

   Shares of the Separate Account Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which are not affiliated with us. Certain portfolios are also sold directly to Qualified Plans. The investment managers of the Separate Account Funds believe that offering their shares in this manner will not be disadvantageous to you.

   The investment objective and policies of certain Separate Account Funds are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Separate Account Funds have the same advisers.

   We may enter into certain arrangements under which we are reimbursed by the Separate Account Funds' advisers, distributors, and/or affiliates for the administrative services which we provide to the Separate Account Funds.

MFS VARIABLE INSURANCE TRUST

 Advised by MFS Management, Inc.
  MFS Money Market Series--Initial Class
  MFS Total Return Series--Service Class
  MFS Investors Trust Series--Service Class (growth with income) (formerly, MFS Growth with Income Series--Service Class)
  MFS Emerging Growth Series--Service Class
  MFS Investors Growth Stock Series--Service Class (formerly, MFS Growth
     Series--Service Class)
  MFS Utilities Series--Service Class
  MFS Mid Cap Growth Series--Service Class

INVESCO VARIABLE INVESTMENT FUNDS

 Advised by Invesco Funds Group, Inc.
  INVESCO Blue Chip Growth Fund
  INVESCO Small Company Growth Fund
  INVESCO Technology Fund

  INVESCO Health Sciences Fund
  INVESCO Financial Services Fund
  INVESCO Dynamics Fund (mid cap growth)
  INVESCO Equity Income Fund

BERGER INSTITUTIONAL PRODUCT TRUST

 Advised by Berger, LLC
  Berger IPT--Large Cap Growth Fund
  Berger IPT--Small Company Growth Fund
  Berger IPT--International Fund
  Berger IPT--New Generation Fund (mid cap growth)

J.P. MORGAN SERIES TRUST II

 Advised by J.P. Morgan Investment Management, Inc.
  J.P. Morgan Bond Portfolio
  J.P. Morgan U.S. Disciplined Equity Portfolio
  J.P. Morgan Small Company Portfolio
  J.P. Morgan International Opportunities Portfolio

DREYFUS INVESTMENT PORTFOLIOS

 Advised by Founder Assets Management, LLC
  Dreyfus Investment Portfolios--Founders Growth Portfolio
  Dreyfus Investment Portfolios--Founders Discovery Portfolio (small value) Dreyfus Investment Portfolios--Founders Passport Portfolio (small cap growth)
  Dreyfus Investment Portfolios--Founders International Equity Portfolio
     (large cap growth)

Substitution and Limitations on Further Investments

   We may substitute one of the Separate Account Funds you have selected with another Separate Account Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a Separate Account Fund. We will give you notice of our intention to do this.

Transfers

   You can make a transfer to or from the Separate Account Funds or to or from the Fixed Account by providing us with written notice on a form acceptable to us. We have the right to terminate or modify these transfer provisions. If your state requires us to return to you your Premium in the event you exercise the Right to Examine privilege, no transfer may be made before the end of the Right to Examine Policy Period.

   The following apply to any transfer:

  . We reserve the right to limit the total amount of transfers from the Fixed Account. However, you will always be allowed to transfer over the course of a Policy Year the greater of $500 or 25% of the Fixed Account value as of the beginning of the Policy Year.

  . We reserve the right to assess a maximum charge of $25 per transfer after the first twelve (12) transfers have been made in any Policy Year. If the charge is applicable, it will be deducted from the Separate Account Fund and from the Fixed Account from which the transfer is made on a pro-rata basis. If there are insufficient funds in those accounts, the charge will be deducted from the amount transferred. Pre-scheduled transfers will not be counted in determining the applicability of the Transfer Fee.

  . The minimum amount which you can transfer is $50 or your entire value in the Separate Account Funds or Fixed Account, if it is less.

  . The minimum amount you must leave in a Separate Account Fund, unless the entire amount is being transferred, is $100.

  . Your right to make transfers is subject to modification, if we determine, in our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of the other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Separate Account Funds and could include, but is not limited to:

    1.    the requirement of a minimum time period between each transfer;

    2. not accepting a transfer request from a party or parties acting on behalf of more than one Owner; or

    3. limiting the dollar amount that may be transferred between Separate Account Funds by an Owner at any one time. Transfers do not change the allocation instructions for future Premiums.

   The following are pre-scheduled transfers, and they do not count against the twelve free transaction limit noted above:

  1. at the end of the Right to Examine Policy Period to re-allocate your Accumulated Value in accordance with your premium allocation instructions on record;

  2.    pursuant to the Dollar Cost Averaging Option;

  3.    pursuant to the Asset Rebalancing Option.

Telephone Transfers

   You may elect to make transfers by telephone. To elect this option, you must do so in writing on a form acceptable to us and send it to our Home Office. If there are Joint Owners, unless we are instructed to the contrary, instructions will be accepted from either one of the Joint Owners. We will use reasonable procedures to confirm that all instructions communicated by telephone are genuine. We may tape record all telephone instructions.

Dollar Cost Averaging

   Dollar Cost Averaging allows you to systematically transfer a set amount each period you select from a source account to any of the Separate Account Funds or the Fixed Account but not the source account. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

   You must have at least $1,000 in the source account to start the program. You may select the Money Market Fund or the Fixed Account as the source account. Transfers will be done monthly, quarterly, semi-annually and annually on any date selected (1st to 28th of the month only) for any period you select. You may specify a fixed amount or a percentage to be transferred to one or more accounts.

   Dollar Cost Averaging is not available simultaneously with Asset Rebalancing described below.

   It is not available during the Right to Examine Policy Period (see "Right to Examine Policy" above). You may terminate the program at any time. We reserve the right to change the terms of the program, or assess a fee for the program, at any time in the future.

Asset Rebalancing

   Rebalancing will be done monthly, quarterly, semiannually or annually on a date selected by you (1st through 28th of the month only). This feature automatically readjusts the Accumulated Value in the Separate Account Funds requested. The current Premium allocation election will determine the percentages for rebalancing the investment portfolios.

   Asset rebalancing is not available simultaneously with Dollar Cost Averaging. Asset Rebalancing is not available during the Right to Examine Policy Period. You may terminate the program at any time. We reserve the right to change the terms of the program, or to assess a fee for the program, at any time in the future.

Accumulation Unit Values

   The value of your Policy that is invested in the Separate Account Funds will go up or down depending upon the investment performance of the Separate Account Fund(s) you choose. In order to keep track of the value of your Policy allocated to the Separate Account, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.)

   Every Business Day we determine the value of an Accumulation Unit for each of the Separate Account Funds. The value of your contract is affected by the investment performance of the Separate Account Funds and the deduction of charges under the Policy. The value of an Accumulation Unit may go up without limit and down as far as zero.

   Initially, each Accumulation Unit Value for each account was arbitrarily set. Every Business Day, we determine the value of an Accumulation Unit for each of the Separate Account Funds by multiplying the Accumulation Unit Value for the previous period by a factor for the current period. The factor is determined by dividing the value of a Separate Account Fund share at the end of the current period (reflecting charges for taxes and credits for dividends) by the value of a Separate Account Fund share for the previous period and subtracting the Asset Charge.

   We credit and deduct amounts allocated to the Separate Account by increasing or decreasing the number of Accumulation Units. The number of Accumulation Units to be credited or deducted is determined by dividing:

  1. the dollar amount credited to or deducted from the particular Separate Account Fund; by

  2. the Accumulation Unit Value for the particular Separate Account Fund at the end of the Business Day during which the allocation is made.

   Accumulation Units are credited when Net Premiums are allocated or amounts are transferred into a Separate Account Fund. Accumulation Units are deducted when the Monthly Deduction or other charges are assessed or when amounts are partially surrendered or transferred out of a Separate Account Fund.

                                 FIXED ACCOUNT

   You may elect to allocate Net Premiums and Accumulated Values to our Fixed Account. The Fixed Account forms a portion of our General Account. We guarantee a minimum yield of 3 percent, compounded monthly. At our discretion, we may declare a higher crediting rate to be applied to the Fixed Account.

                                 DEATH BENEFIT

   The primary purpose of the Policy is to provide Death Benefit protection on the life of the Insured. While the Policy is in force, if the Insured dies, the Beneficiary will receive the Death Benefit less any Indebtedness.

   The amount of the Death Benefit depends upon:

  1.    the Specified Amount;

  2.    the Death Benefit Option in effect at the time of death;

  3. under some circumstances, the Policy's Accumulated Value or the Premiums paid less Partial Surrenders on the date of the Insured's death; and

  4.    under some circumstances, your Attained Age.

   The Policy provides two Death Benefit Options:

  1. Option 1; The Death Benefit is the Specified Amount and the Death Benefit remains level.

  2. Option 2; The Death Benefit at any time shall be equal to the Accumulated Value plus the Specified Amount.

   If the Death Benefit calculated above is less than the Accumulated Value multiplied by the applicable percentage set forth below, then the Death Benefit is increased to the Accumulated Value multiplied by the applicable percentage.

   The applicable percentage is a percentage that is based on the Attained Age of the Insured on the date that the Death Benefit is to be determined and is equal to the following:

        Attained          Corridor
          Age            Percentage
        --------         ----------
0-40....................    250%
41......................    243%
42......................    236%
43......................    229%
44......................    222%
45......................    215%
46......................    209%
47......................    203%
48......................    197%
49......................    191%
50......................    185%
51......................    178%
52......................    171%
53......................    164%
54......................    157%
55......................    150%
56......................    146%
57......................    142%
58......................    138%
59......................    134%
60......................    130%

    Attained              Corridor
      Age                Percentage
    --------             ----------
61......................    128%
62......................    126%
63......................    124%
64......................    122%
65......................    120%
66......................    119%
67......................    118%
68......................    117%
69......................    116%
70......................    115%
71......................    113%
72......................    111%
73......................    109%
74......................    107%
75-90...................    105%
91......................    104%
92......................    103%
93......................    102%
94......................    101%
95-100..................    100%

Change in Death Benefit Option

   After the first Policy Year, you may, by written request, change between Death Benefit Options 1 and 2, subject to the following:

  1. If the change is from Option 1 to Option 2, the Specified Amount after such change shall be equal to the Specified Amount prior to such change less the Accumulated Value on the date of change.

  2. If the change is from Option 2 to Option 1, the Specified Amount after such change shall be equal to the Specified Amount prior to such a change plus the Accumulated Value on the date of the change.

Change in Specified Amount

   After the first Policy Year, you may, by written request, change the Specified Amount of the Policy, subject to the following:

  1. In no event shall the Death Benefit be less than the percentage of the Policy's Accumulated Value as shown in your Policy.

  2.   Any decrease shall reduce insurance in the following order:

    .  against insurance provided by the most recent increase;

    .  against the next most recent increases successively; and

    .  against insurance provided under the original application.

  3. A charge will be made against the Accumulated Value if the decrease occurs during the first five (5) Policy Years or within five (5) years after an increase. The charge will be a portion of the Surrender Charge. The charge will apply to Surrender Charges for increases and the original amount of insurance in the same order as the reduction in insurance mentioned in (2) above. The remaining Surrender Charge will be equal to the previous Surrender Charge less the charge assessed because of the decrease. There may be a recalculation of the minimum premium as a result of the charge.

  4. The Specified Amount in effect after any requested decrease must be at least as large as the Minimum Specified Amount shown on your Policy Schedule.

  5. Any request for an increase must be applied for on a supplemental application. Such increase shall be subject to evidence of insurability satisfactory to us. An increase shall also be subject to the sufficiency of the Cash Surrender Value, less any Indebtedness, to cover the next Monthly Deduction. Any increase will become effective on the effective date shown on the Policy Schedule or the Policy contract amendment. For each increase in Specified Amount, there is a corresponding schedule of Surrender Charges which applies to that increase for a Surrender Charge Period stated in the Policy contract amendment.

   A decrease in Specified Amount reduces the Death Benefit, but may or may not reduce the Accumulated Value. A partial withdrawal (surrender) directly reduces the Accumulated Value and, in addition, reduces the Specified Amount for Option 1.

                                     TAXES

   Note: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your tax adviser about your own circumstances. We have included an additional discussion regarding taxes under the section "More Information."

Life Insurance in General

   Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognizes the importance of such planning and provides special rules in the Internal Revenue Code (Code) for life insurance.

   Simply stated, these rules provide that you will not be taxed on the earnings on the Cash Surrender Value held in your life insurance Policy until you access your Cash Surrender Value. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply, and Qualified Plans are typically an exception to this.

Taking a Distribution from Your Policy

   You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these distributed earnings are included in taxable income.

   The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

  1.    paid on or after the taxpayer reaches age 59 1/2;

  2. paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

  3. in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

   If your Policy is not a MEC, any surrender proceeds will be treated first as a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Federal Tax Status" in the section "More Information" for more details including an explanation of whether your Policy is a MEC.

Diversification

   The Code provides that the underlying investments for a variable life Policy must satisfy certain diversification requirements in order for the Policy to be treated as a life insurance contract. We believe that the portfolios are being managed so as to comply with such requirements.

   Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the portfolios. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios from which owners may select without being considered the owner of the shares. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Policy, could be treated as the owner of the portfolios. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

                      ACCESS TO YOUR CASH SURRENDER VALUE

 Full Surrender

   You may make a full surrender of your Policy at any time during the lifetime of the Insured upon written request by you to us. The amount payable on surrender of the Policy is the Accumulated Value, less any Indebtedness, as of the close of business on the Business Day of surrender, less any Surrender Charge. The amount may be paid as a lump sum or under an elected optional Method of Settlement described below. We reserve the right to defer payments according to the "Suspension of Payments or Transfers" section described below. If the Policy is surrendered, coverage is terminated as of the date of surrender.

   You may make a Partial Surrender at any time after the first Policy Anniversary and during the lifetime of the Insured, by your request. There is no minimum Partial Surrender amount. The maximum surrender amount is an amount not to exceed the current Cash Surrender Value, less any Indebtedness. When you make a Partial Surrender, the amount of the Partial Surrender will be deducted from the Accumulated Value. The deduction will be made from the Separate Account Funds and the Fixed Account in proportion to your Accumulated Value in each account, unless you request that the deductions be made from specific Separate Account Funds. You are restricted to no more than two (2) Partial Surrenders in any Policy Year.

Effect of a Partial Surrender on Your Specified Amount

   Under Death Benefit Option 1 (as discussed in the Death Benefits section above), the Specified Amount will be reduced by the amount surrendered plus any Surrender Charge. The remaining Specified Amount must be at least equal to the Minimum Specified Amount shown on the Policy Schedule of the Contract. The Partial Surrender will reduce insurance in the same order as shown in the Change in the Specified Amount section for the decrease in Specified Amount. The Specified Amount is not reduced for Option 2.

                                     LOANS

   You may obtain a loan at any time after the first Policy Anniversary while your Policy is in force. There is no minimum loan amount. The amount of any loan with interest to the next Policy Anniversary may not exceed the Cash Surrender Value, less any Indebtedness, as of the date of the Policy loan. A loan will only be made upon the proper assignment of your Policy to us with the Policy as the sole security for the loan. If your total Indebtedness under the Policy exceeds the Cash Surrender Value, the Policy may terminate without value and, as a result, there may be Federal tax consequences.

Loan Interest (Charged)

   The loan interest rate charged is currently 8%. However, we reserve the right to adjust the rate charged if it would be tax advantageous to the majority of Policyholders to do so.

   Loan interest is due in arrears on each Policy Anniversary or when the loan is repaid, if earlier. If loan interest is not paid when due, that amount is added to your loan. We will make a transfer from the Separate Account and the Fixed Account into the Loan Account as collateral for the interest due. The amount transferred is the amount by which the interest due exceeds the interest that has been credited to the Loan Account. The transfer is made pro-rata from the Separate Account Funds and the Fixed Account based on your amounts in each of these accounts.

Loan Interest (Credited)

   We will credit interest to the Loan Account on a daily basis. There will be two credited rates. The standard portion of a loan will have a credited rate of 6%. The preferred portion will have a credited rate of 8%.

   In Policy Years 1 through 5, we will apply the standard rate to the entire Loan Account. In Policy Years 6 through 10, we will apply the preferred rate to the value in the Loan Account up to 10% of the Accumulated Value. For the amount in excess of 10% of the Accumulated Value, we will apply the standard rate. In Policy Years 11 and later, we will apply the preferred rate to the entire Loan Account.

Loan Repayment

   A loan may be repaid in full or in part at any time while the Policy is in force and the Insured is alive. When you repay part or all of a loan, we will transfer an amount equal to the amount you repay from the Loan Account to the Separate Account and Fixed Account based on the Premium allocation instructions on record.

   If you make a Premium payment which exceeds your Planned Premium Payment, and your Policy has an outstanding loan balance, the payment will be divided into two parts unless you instruct us to treat all or a different portion of the payment as a loan repayment. The portion of the payment equal to the Planned Premium Payment will be applied as a Premium payment. The portion of the payment in excess of the Planned Premium Payment will be applied toward the repayment of your loan.

Loans Involving a Policy That Was Exchanged

   If a Policy was purchased through an exchange of another policy and there was a loan outstanding at the time the policy was exchanged, we have procedures available to allow the new Policy to continue to have a loan. When the new Policy is applied for, we automatically deem the Option 2 death benefit to be requested and take out a withdrawal to repay the initial loan. The owner can, if he or she so desires, switch to Option 1 death benefit. Owners who exchange policies with outstanding loans should seek the advice of their registered representative or contact us.

                               OTHER INFORMATION

Pan-American

   Pan-American Assurance Company ("Pan-American" or the "Company"), 601 Poydras Street, P.O. Box 60219, New Orleans, LA 70130 was incorporated on May 18, 1981, under the laws of the state of Louisiana. Pan-American is licensed to do business in the District of Columbia, Puerto Rico, and all states except Alaska, Idaho, Iowa, Maine, Massachusetts, New Hampshire, New York, Rhode Island, South Dakota, Vermont, and Wyoming.

Riders

   There are a number of riders that are available in conjunction with the Policy. Some riders may not be available in your state. Ask your Registered Representative for information on availability. While all riders are available at any time, you may be subject to additional underwriting and issue requirements if you request a rider at other than the time you apply for the Policy.

   Terminal Illness Accelerated Benefit Rider. If the Insured is terminally ill, and you have elected the Terminal Illness Accelerated Benefit rider, we will pre-pay a portion of the Death Benefit. You can only elect to have a distribution made one time under the rider. There is no monthly charge for this rider, but there is a charge upon acceleration.

   You can choose an amount which is equal to the lesser of $250,000 or 50% of the then determined Death Benefit, less any outstanding Indebtedness. This Benefit is paid to the Owner in a lump sum or under one of the Settlement Options described below.

   The amount of the Terminal Illness Accelerated Benefit is accumulated at a floating interest rate and is deducted from the Death Benefit paid and the amount available for loans and withdrawals.

   The receipt of a Terminal Illness Accelerated Benefit amount may adversely affect the recipient's eligibility for Medicaid or other governmental benefits or entitlements.

   The reference to "Eligible Death Benefit" in the Terminal Illness Accelerated Benefit Rider has the same meaning as the term "Death Benefit" as used in this prospectus.

   Additional Insured Rider. You can elect term insurance on the life of the insured or another insured. If you have elected this rider, we will pay the Additional Insured Amount upon proof that the additional insured died during the term period. The proceeds will be paid to the beneficiary of the rider. There is a charge for this rider shown on your Policy Schedule.

   Dependent Children Insurance Rider. You can elect term insurance on your dependent children. We will pay the dependent child's benefit upon proof that a dependent child died before the dependent child's 25th birthday and termination of the rider. The benefit is reduced for younger ages, as described in the rider. There is a charge for this rider shown on your Policy Schedule.

   Disability Benefit Payment Rider. If you elect this rider we will provide one of the following after the Insured's total disability has continued for 6 consecutive months and a claim for total disability has been approved by us.

  1. If total disability starts before age 60, we will credit the disability benefit amount to the value of the Policy on each Monthly Anniversary Day, as shown on your Policy Schedule, while total disability continues.

  2. If total disability starts on or after age 60 but before age 65, we will credit the disability benefit amount to the value of the Policy on each Monthly Anniversary Day prior to age 70 while total disability continues.

   There is a charge for this rider shown on your Policy Schedule. The Disability Benefit Payment Rider is not available simultaneously with the Waiver of Monthly Deductions Rider.

   Guaranteed Insurability Rider. If you elect this rider, we will allow you to increase the Specified Amount in your Policy, subject to the terms of the rider. No evidence of insurability will be required. There is a charge for this rider shown on your Policy Schedule.

   Waiver of Monthly Deductions Rider. If you elect this rider we will provide one of the following after the Insured's total disability has continued for 6 consecutive months and a claim for total disability has been approved by us.

  1. If total disability starts on or before age 60, we will waive the monthly deductions while total disability continues.

  2. If total disability starts after age 60 but before age 65, we will waive the monthly deductions on each Monthly Anniversary Day prior to age 70 while total disability continues.

   There is a charge for this rider shown on your Policy Schedule. The Waiver of Monthly Deductions Rider is not available simultaneously with the Disability Benefit Payment Rider.

Paid-Up Insurance

   At any time after the Right to Examine Policy Period, the Owner may request that the Policy be converted into reduced paid-up insurance. Once the Policy is converted, there is no further investment in the Separate Account. The election of paid-up insurance is a permanent one. The paid-up insurance is payable on the same conditions as the Insured's Death Benefit, but for a reduced amount. The reduced amount is the amount the Cash Surrender Value, less any Indebtedness, will buy as a single Premium policy at the attained age of the Insured. The Cash Surrender Value of the paid-up insurance is based on the gender distinct 1980 CSO Smoker or Nonsmoker Mortality Table, Age Nearest Birthday, and interest at 3%.

Optional Methods of Settlement

   Any proceeds payable under the Policy will be paid in one sum unless otherwise elected. The following Settlement Options are available. Settlement Options are only available out of our General Account.

  1.   Proceeds left at interest;

  2.   Payments for a Fixed Period;

  3.   Payments for a Fixed Amount;

  4.   Life Income Payments.

General Policy Provisions

   The Policy contains a number of other Policy provisions. We have described some but not all of them below. For more detail, refer to your Policy or ask your representative.

   Age and Gender. If there is a misstatement of age or gender of the Insured or any person insured by rider, the amount of the Death Benefit shall be that which would be purchased by the most recent cost of insurance at the correct age or gender.

   Suicide. Suicide of the Insured, while sane or insane, within two years of issuance of the Policy, is not covered by the Policy. The total liability shall be the premiums paid prior to death, less any Indebtedness, less any prior Partial Surrenders.

   If the Insured commits suicide while sane or insane within two years of issuance of any increase on insurance or any reinstatement, the total liability shall be the cost of insurance of the increased coverage, or the cost of insurance from the date of reinstatement to the date of death.

   Contestability. We can challenge the validity of your Policy for two years from the Effective Date of coverage based on any misrepresentation made in your application to us. We can challenge an increase in benefits requiring evidence of insurability for two years from the date of the increase. We can challenge a reinstatement of the Policy until that reinstatement has been in force for two years from its Effective Date.

   Any increase in coverage or addition of a rider effective after the Policy Date shall, in the absence of fraud, be incontestable only after such increase or addition has been in force during the lifetime of the Insured for two years from the issuance of such increase or addition.

   Any reinstatement shall, in the absence of fraud, be incontestable only after having been in force during the lifetime of the Insured for two years after the issuance of the reinstatement.

   Any contest of an increase in coverage or a reinstatement will be based on the application for increase or reinstatement.

   Extended Maturity Date. Policyholders are assumed to have made an election to defer payment of proceeds at the Maturity Date. At any time, you may change this election by completing the appropriate form.

   With this election, you will be assessed a $100 administrative fee at the Maturity Date. Upon assessment of this fee, the Death Benefit is continued. If the Policy is Death Benefit Option 2, we will change it to Death Benefit Option
1. If the Adjustable Insurance Rider (currently not available) is attached to the Policy for the Insured, the Specified Amount will increase by the Adjustable Insurance Amount on the Insured. All other riders will lapse; this includes any Additional Insurance Rider coverages on the Insured and other insureds as well as any Adjustable Insurance Rider coverages on other insureds. No further premiums are accepted and we will make no further deductions. Further, we reserve the right to transfer all of the Accumulated Value into the Fixed Account, restricting access to the Separate Account. Policy loans and Partial Surrenders are available. There may be state-specific variations.

Termination

   All coverage under the Policy shall terminate when any one of the following events occurs:

  .   You request that coverage terminate.

  .   The Insured dies.

  .   The Policy matures.

  .   The Grace Period ends.

  .   The Policy is surrendered.

Distributors

   The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are Registered Representatives of broker-dealers which are registered under the Securities Act of 1934 and are members of the National Association of Securities Dealers, Inc.

   Pan-American Financial Services, Inc. serves as the distributor for the Policies. Pan-American Financial Services, Inc. is located at Pan-American Life Center, 601 Poydras Street, New Orleans, LA 70130. Registered Representatives will be paid commissions upon the sale of the Policy.

Suspension of Payments or Transfers

   We may be required to suspend or postpone any payments or transfers involving a Separate Account Fund when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2.    trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Separate Account Funds is not reasonably practicable or Pan-American cannot reasonably value the shares of the Separate Account Funds; or

  4. the Securities and Exchange Commission, by order, so permits for the protection of Owners.

   We may defer the portion of any transfer, amount payable or surrender, or Policy loan from the Fixed Account for not more than six months.

Ownership

   Control of Policy. The Owner shall be as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record with us, all rights, options, and privileges belong to:

  1.    you, if living; otherwise

  2.    any contingent Owner or Owners, if living; otherwise

  3.    the Insured.

   We reserve the right to require the Policy for endorsement of any assignment, loan, change of Beneficiary or ownership designation, surrender, amendment or modification.

   Consistent with the terms of the Beneficiary designation and any assignment during the Insured's lifetime, you may:

  1.    assign or surrender your Policy;

  2.    make or repay a loan;

  3.    amend or modify your Policy with our consent; and

  4. exercise any right, receive any benefit, and enjoy any privilege provided in the Policy.

   If the Policy is owned jointly by two or more parties, all transactions require the signature, consent or other necessary requirements of all such parties. However, telephone transfers and Premium allocation instructions will be accepted from any Owner unless otherwise directed.

   Assignment. An assignment will be accepted by us only if it is made in writing and filed with us at our Home Office. Assignments may require that the form be executed before a notary, according to our then current processing standards. Assignments require the consent of any irrevocable Beneficiaries and all previous assignees.

Beneficiary

   Designation. The application contains the Beneficiary(ies) and their designated class. Any payments made to the Beneficiary(ies) will be made according to their class. When there is more than one Beneficiary of the same class, payments will be shared equally among them unless otherwise stated.

   Death of a Beneficiary. If a Beneficiary dies before the Insured, the payments will be made to:

  1.   any Beneficiary(ies) of that class, if living; otherwise

  2.   any Beneficiary(ies) of the next class, if living; otherwise

  3.   the Owner, if living; otherwise

  4.   any contingent Owner or Owners, if living otherwise

  5.   the estate of the last Owner to die.

   If a Beneficiary dies within 15 days after the Insured but before proof of the Insured's death is received by us, payments will be made as though the Beneficiary had died before the Insured.

   Change of Beneficiary. You may change any Beneficiary at any time during the Insured's lifetime unless otherwise provided in the previous designation. The new designation must be made by a signed notice in satisfactory form to our Home Office. The change will take effect on the date the notice was signed subject to any action taken by us before recording the change.

                        EXECUTIVE OFFICERS AND DIRECTORS

                                     Position(s)
                                     Held With
                                     Pan-        Principal Occupations During
 Name and Address                Age American    Past Five Years
 ----------------                --- ----------- ----------------------------
 George Frank Purvis, Jr........ 86  Senior      President-Chairman Emeritus,
 Pan-American Assurance Company      Vice        Pan-American Life Insurance
 Pan-American Life Center            President   Company From 2/80-1/99;
 Executive Office, 28th Floor                    Chairman, Chief Executive
 601 Poydras Street                              Officer, Pan-American Life
 New Orleans, Louisiana 70130                    Life Insurance Company from
                                                 1974-1980

 Jan Sheridan Jobe.............. 51  President,  Director, President, Chief
 Pan-American Life Center            Chief       Executive Officer, Pan-
 Executive Office, 28th Floor        Executive   American Life Insurance
 601 Poydras Street                  Officer     Company from 8/99-present;
 New Orleans, Louisiana 70130                    Director, President, Chief
                                                 Operating Officer,
                                                 Pan-American Life Insurance
                                                 Company from 1/99-8/99;
                                                 President, Principal
                                                 International, Principal
                                                 Financial Group from 1990-
                                                 1/99; Vice President of Group
                                                 and Pension Sales, Principal
                                                 Financial Group from 1980-
                                                 1990

 Luis Isidro Ingles, Jr......... 59  Vice        Senior Vice President,
 Pan-American Assurance Company      President,  Investments and Treasurer,
 Pan-American Life Center            Investments Pan-American Life Insurance
 Executive Office, 28th Floor        and         Company from 1993-present
 601 Poydras Street                  Treasurer   Vice President, Securities,
 New Orleans, Louisiana 70130                    Pan-American Life Insurance
                                                 Company from 1980-1993;
                                                 Second Vice President,
                                                 Securities,
                                                 Pan-American Life Insurance
                                                 Company from 1975-1980

 Peggy Boudreaux Scott.......... 49  Vice        Senior Vice President, Chief
 Pan-American Assurance Company      President,  Financial Officer, Pan-
 Pan-American Life Center            Chief       American Assurance Company
 Executive Office, 28th Floor        Financial   from 8/99-present; Executive
 601 Poydras Street                  Officer     Vice President and Chief
 New Orleans, Louisiana 70130                    Financial Officer, Norvant
                                                 Health, Inc.,
                                                 Winston-Salem, NC; Board of
                                                 Directors, Partners National
                                                 Health Plan, Winston-Salem,
                                                 NC; Board of Directors,
                                                 Medical Diagnostic Services,
                                                 Inc., Baton Rouge, LA from
                                                 1989-1998

 William Thiel Steen............ 50  Vice        Senior Vice President,
 Pan-American Assurance Company      President,  General Counsel and Corporate
 Pan-American Life Center            General     Secretary, Pan-American Life
 Corporate Legal, 12th Floor         Counsel and Insurance Company from 8/96-
 601 Poydras Street                  Corporate   present; Vice President,
 New Orleans, Louisiana 70130        Secretary   Associate General Counsel,
                                                 Pan-American Life Insurance
                                                 Company from 1993-1996;
                                                 Second Vice President,
                                                 Associate General Counsel,
                                                 Taxation,
                                                 Pan-American Life Insurance
                                                 Company from 1983-1993

                                     Position(s)
                                     Held With    Principal Occupations During
 Name and Address                Age Pan-American Past Five Years
 ----------------                --- -----------  ----------------------------

 Edward James Ray III........... 54  Vice         Senior Vice President,
 Pan-American Assurance Company      President,   Operations and Chief
 Pan-American Life Center            Operations   Actuary, Pan-American Life
 Executive Office, 14th Floor        and Chief    Insurance Company from 4/99-
 601 Poydras Street                  Actuary      present; Senior Vice
 New Orleans, Louisiana 70130                     President, Technical
                                                  Services, Pan-American Life
                                                  Insurance Company from 1994-
                                                  1999; Vice President,
                                                  Actuary, Pan-American Life
                                                  Insurance Company from 1978-
                                                  1994

 Andrew Mark Erman.............. 31  Vice         Vice President and Actuary,
 Pan-American Assurance Company      President    Pan-American Life Insurance
 Pan-American Life Center            and          Company from 8/00-present;
 Entrepreneurial Team, 12th          Actuary      Director, ING from 6/96-8/00
 Floor
 601 Poydras Street
 New Orleans, Louisiana 70130

Voting

   Pursuant to our view of present applicable law, we will vote the shares of the Separate Account Funds at special meetings of shareholders in accordance with instructions received from all Owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

   If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

Disregard of Voting Instructions

   We may, when required to do so by state insurance authorities, vote shares of the Separate Account Funds without regard to instructions from Owners. We will do this if such instructions would require the shares to be voted to cause a Separate Account Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Separate Account Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Separate Account Funds, if such disapproval:

  1. is reasonable and is based on a good faith determination by us that the change would violate state or Federal law;

  2. results from a change which would not be consistent with the investment objectives of the Separate Account Fund; or

  3. varies from the general quality and nature of investments and investment techniques used by others with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

   In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

Legal Opinions

   Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut and Fort Lauderdale, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.

Federal Tax Status

   Note: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

   Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

   We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

   Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

   On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the Policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

   The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

   The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

   In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively, resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

   Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

   Tax Treatment of the Policy. The Policy has been designed to comply with the definition of "life insurance" contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of Section 7702 of the Code.

   While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

   Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the Death Benefit thereunder is generally excludable from the gross income of the Beneficiary subject to the provisions of Section 101(a) of the Code; however, Qualified Plans are typically an exception to this. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value under a Policy, including increments thereon, until there is a distribution of such amounts.

   Federal, state and local, estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

   Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under the policy at any time during the first 7 policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.

   Furthermore, any policy received in exchange for a policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC if no additional premiums are paid.

   Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

   If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% Federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary.

   If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution may, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

   Any loans from a policy which is not classified as a MEC will be treated as Indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

   Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

   Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

   Tax Treatment of Settlement Options. Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

   Multiple Policies. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

   Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the Owner of your Policy.

   Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

   Income Tax Withholding. All distributions or the portion thereof which is includable in gross income of the Owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld.

   You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

Reports to Owners

   We will at a minimum send to each Owner semi-annual and annual reports of the Separate Account Funds. Following each Policy Anniversary, an annual statement will be sent to each Owner. We may elect to send these more often. The statement will show:

  1. the current amount of Death Benefit payable under the Policy;

  2. the current Accumulated Value;

  3. the current Cash Surrender Value;

  4. current Loans; and

  5. all transactions previously confirmed.

   The statement will also show Premiums paid and all charges deducted during the Policy Year.

   At the present time, it is our intent to provide you each month at the time we deduct the monthly deduction a statement showing you certain information about your Policy. In the future we may send you this statement less frequently.

   Confirmations will be mailed to Owners within seven days of the transaction of:

  .the receipt of Premium;

  .any transfer to or from any of the Separate Account Funds;

  .any loan, interest repayment, or loan repayment;

  .any surrender;

  .exercise of the Right to Examine Policy privilege; and

  .payment of the Death Benefit under the Policy.

Upon request you are entitled to a receipt of Premium payment.

Legal Proceedings

   There are no legal proceedings to which the Separate Account or the Distributor are a party or to which the assets of the Separate Accounts are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

Experts

   The statutory basis financial statements of Pan-American Assurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, included in this Prospectus, which is part of the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   There are no financial statements for the Separate Account because as of the date of this Prospectus, the Separate Account had not yet commenced operations.

   Actuarial matters included in the Prospectus have been examined by Andrew M. Erman, FSA, MAAA, Vice President and Actuary of the Company, whose opinion is filed as an exhibit to the registration statement.

Financial Statements

   Our financial statements included herein should be considered only as bearing upon our ability to meet our obligations under the Policies.

                       This page intentionally left blank

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pan-American Assurance Company
New Orleans, Louisiana

   We have audited the accompanying statements of admitted assets, liabilities, capital and surplus--statutory basis of Pan-American Assurance Company (the "Company") (a wholly-owned subsidiary of Pan-American Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of operations-- statutory basis, changes in capital and surplus--statutory basis, and cash flows--statutory basis for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 1 to the financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Louisiana, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Pan-American Assurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

   In our opinion, such financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Pan-American Assurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

Deloitte & Touche LLP
New Orleans, Louisiana

May 25, 2001

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

  STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS (Statutory-
                                     Basis)
                           December 31, 2000 and 1999

                                                        2000          1999
                                                    ------------  ------------
                      ASSETS

Cash and invested assets:
  Securities with fixed maturities (market
   $10,837,000 and $7,778,000 in 2000 and 1999,
   respectively)................................... $ 10,539,858  $  7,757,619
  Cash and short-term investments..................    1,932,781     6,492,397
                                                    ------------  ------------
    Total cash and invested assets.................   12,472,639    14,250,016
Investment income due and accrued..................      152,769       181,131
Receivable from parent, subsidiaries and
 affiliates........................................      279,589           --
Amounts recoverable from others....................      596,247       339,145
                                                    ------------  ------------
                                                    $ 13,501,244  $ 14,770,292
                                                    ============  ============

         LIABILITIES, CAPITAL AND SURPLUS

Life insurance policy reserves..................... $    908,153  $    935,358
Supplementary contracts without life
 contingencies.....................................    1,808,825     1,973,544
Contract deposit funds.............................      459,880       590,532
Asset valuation reserve (AVR)......................       46,003        40,124
Interest maintenance reserve (IMR).................       10,421        12,540
Other liabilities and accrued expenses.............      268,235     1,792,529
                                                    ------------  ------------
    Total liabilities..............................    3,501,517     5,344,627
                                                    ------------  ------------

Commitments and Contingencies......................          --            --

Capital and surplus:
  Common stock, $10 par value; authorized and
   outstanding, 250,000 shares in 2000 and 1999....    2,500,000     2,500,000
  Contributed surplus..............................   19,087,413    19,087,413
  Unassigned deficit...............................  (11,587,686)  (12,161,748)
                                                    ------------  ------------
    Total capital and surplus......................    9,999,727     9,425,665
                                                    ------------  ------------
                                                    $ 13,501,244  $ 14,770,292
                                                    ============  ============


               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

                   STATEMENTS OF OPERATIONS (Statutory-Basis)
                  Years Ended December 31, 2000, 1999 and 1998

                                          2000          1999          1998
                                      ------------  ------------  ------------
Income:
  Premium income..................... $ 67,943,702  $ 68,218,261  $ 70,054,602
  Less: Reinsurance ceded............  (67,933,283)  (68,198,896)  (70,038,747)
                                      ------------  ------------  ------------
                                            10,419        19,365        15,855

  Commissions and expense allowances
   on reinsurance ceded..............   16,743,178    16,870,120    18,735,562
  Supplementary contracts without
   life contingencies................          --        722,009     1,070,511
  Net investment income..............      741,821       793,824       887,737
  Amortization of interest
   maintenance reserve...............        2,597         2,779         3,796
                                      ------------  ------------  ------------
                                        17,498,015    18,408,097    20,713,461
                                      ------------  ------------  ------------
Policy benefits and expenses:
  Payments on supplementary contracts
   with life contingencies...........       49,437        50,807        51,702
  Payments on supplementary contracts
   without life contingencies........      241,916       779,911       822,696
  Interest on policy funds...........       85,593        89,892       143,991
  (Decrease) increase in policy
   reserves..........................      (27,205)       69,062       (14,026)
  (Decrease) increase in reserve for
   supplementary contracts without
   life contingencies................     (164,719)      117,710       323,790
  Commissions........................    9,916,621     9,787,144    11,545,824
  General insurance expenses.........    6,834,848     7,088,045     7,197,984
  Insurance taxes, licenses and
   fees..............................      139,443       140,956       160,124
  Miscellaneous expense..............       20,500        75,000         8,999
                                      ------------  ------------  ------------
                                        17,096,434    18,198,527    20,241,084
                                      ------------  ------------  ------------
Gain from operations before income
 tax expense.........................      401,581       209,570       472,377
Income tax expense...................      139,644        70,076       164,003
                                      ------------  ------------  ------------
Net income........................... $    261,937  $    139,494  $    308,374
                                      ============  ============  ============


               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (Statutory-Basis)
                  Years Ended December 31, 2000, 1999 and 1998

                                               2000        1999         1998
                                            ----------  -----------  ----------
Balance at beginning of year............... $9,425,665  $ 9,541,509  $9,257,121
Net income.................................    261,937      139,494     308,374
Change in nonadmitted assets...............    318,005     (260,446)    (16,152)
Change in asset valuation reserve..........     (5,880)       5,108      (7,834)
Paid-in capital............................        --     1,000,000         --
Dividends to stockholders..................        --    (1,000,000)        --
                                            ----------  -----------  ----------
Balance at end of year..................... $9,999,727  $ 9,425,665  $9,541,509
                                            ==========  ===========  ==========





               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

                   STATEMENTS OF CASH FLOWS (Statutory-Basis)
                  Years Ended December 31, 2000, 1999 and 1998

                                           2000          1999          1998
                                       ------------  ------------  ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Life insurance premiums............  $ 67,943,702  $ 68,218,261  $ 70,054,602
  Supplementary contracts without
   life contingencies................           --        722,009     1,070,511
  Allowances and reserve adjustments
   received on reinsurance ceded.....    17,405,571    16,870,120    18,735,562
  Investment income received.........       778,878       731,750       852,643
                                       ------------  ------------  ------------
    Total cash received from
     operations......................    86,128,151    86,542,140    90,713,318
                                       ------------  ------------  ------------
  Policyholder benefits and
   surrenders paid...................      (375,729)     (931,763)   (1,054,202)
  Reinsurance premiums ceded.........   (67,933,283)  (68,198,896)  (70,038,747)
  Commissions, general insurance
   expenses, taxes, licenses and fees
   paid..............................   (17,553,305)  (17,016,145)  (18,898,987)
  Income tax paid....................           --         (2,300)          --
  Other..............................    (2,035,252)    1,478,432      (842,225)
                                       ------------  ------------  ------------
    Total cash paid from operations..   (87,897,569)  (84,670,672)  (90,834,161)
                                       ------------  ------------  ------------
    Net cash (used in) provided by
     operating activities............    (1,769,418)    1,871,468      (120,843)
                                       ------------  ------------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold and
   matured...........................     2,676,529     1,803,929     5,274,631
  Cost of investments acquired.......    (5,466,727)   (1,753,114)   (8,159,756)
                                       ------------  ------------  ------------
    Net cash (used in) provided by
     investing activities............    (2,790,198)       50,815    (2,885,125)
                                       ------------  ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Paid-in capital....................           --      1,000,000           --
  Dividends to stockholders..........           --     (1,000,000)          --
                                       ------------  ------------  ------------
    Net cash provided by financing
     activities......................           --            --            --
                                       ------------  ------------  ------------
NET (DECREASE) INCREASE IN CASH AND
 SHORT-TERM INVESTMENTS..............    (4,559,616)    1,922,283    (3,005,968)
CASH AND SHORT-TERM INVESTMENTS AT
 BEGINNING OF YEAR...................     6,492,397     4,570,114     7,576,082
                                       ------------  ------------  ------------
CASH AND SHORT-TERM INVESTMENTS AT
 END OF YEAR.........................  $  1,932,781  $  6,492,397  $  4,570,114
                                       ============  ============  ============


               See notes to financial statements-statutory basis.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

                NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)
                     Years Ended December 31, 2000 and 1999

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The accompanying financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Insurance Department of the State of Louisiana and the National Association of Insurance Commissioners (NAIC). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. These practices differ from accounting principles generally accepted in the United States of America, hereinafter referred to as "generally accepted accounting principles" (GAAP).

   The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available-for-sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to surplus rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions are recorded directly to surplus rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

   In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Louisiana has required adoption of Codification (with certain modifications) for the preparation of statutory financial statements effective January 1, 2001. The Company's adoption of Codification (as modified by Louisiana) did not have a material effect on statutory capital and surplus.

   The significant accounting policies follow:

 Ownership and Business

   The Company is wholly-owned by Pan-American Life Insurance Company (PALIC) which sells or markets interest sensitive/universal life insurance policies. The Company and PALIC have entered into a reinsurance agreement whereby substantially all of the business written by the Company is automatically ceded to PALIC.

 Use of Estimates

   The preparation of financial statements in conformity with accounting principles prescribed or permitted by the Insurance Department of Louisiana requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999

financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Cash Equivalents

   For purposes of the statements of cash flows, the Company considers cash equivalents to be all short-term highly liquid investments, both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value.

 Investments

   Bond, notes, and other securities with fixed maturities eligible for amortization are stated at amortized cost. Short-term investments are stated at cost which, together with accrued interest thereon, approximates their market values. Investment income, which is reported net of investment expense, is recognized as earned.

 Future Policy Benefits, Losses and Claims

   Policy reserves on individual lives are based on statutory mortality and interest requirements without consideration of withdrawals. The majority of the Universal Life Insurance Policies are reserved using the 1958 and 1980 CSO 4.50% CRVM mortality tables and continuous functions. Additional reserves are established on policies whose cash surrender values exceed the reserves required using the respective mortality tables.

 Investment Valuation Reserves

   The NAIC mandates certain valuation reserves for possible losses on investments and a reserve that spreads interest-related gains and losses over time, which are carried as liabilities. These reserves are the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is designed to mitigate the effect of valuation losses for various classes of assets. Additionally, the formula and methodology utilized includes a default and equity component for each class of asset. Reserve percentages are calculated using both Company experience and predetermined percentages. The IMR is a single component reserve established for interest related realized gains and losses from fixed income investments. These gains and losses are then amortized into investment income over the remaining life of the investment sold.

 Revenue Recognition and Related Expenses

   Traditional life premiums are recognized as income over the premium paying period of the related policies. Universal life premiums are recognized as revenue when received. Unearned premium reserves are established to cover the unexpired portion of premiums written. Such reserves are computed by pro-rata methods. Premium ceded to other companies have been reported as a reduction of premium income.

   Expenses incurred in connection with acquiring new insurance business, including such acquisition costs as sales commissions, are charged to operations as incurred.

 Income Taxes

   The Company is included in the consolidated federal income tax returns filed by PALIC under the terms of a tax-sharing agreement between the companies. The provision for income taxes reported in the financial statements is computed on a separate return basis as if it were filing a return by itself. Deferred income taxes

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999

resulting from temporary differences between statutory basis financial statements and tax basis of assets and liabilities are not provided for in the statutory accounts.

 Fair Value Disclosure of Financial Instruments

   Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excluded certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company (see Note 12).

 Reclassifications

   Certain reclassifications have been made to the 1998 and 1999 financial statements in order to conform to the classifications adopted for reporting in the 2000 financial statements.

2. RESTRICTED ASSETS AND SPECIAL DEPOSITS

   The admitted values of bonds on deposit with regulatory authorities at December 31, 2000 and 1999 were approximately $1,960,000 and $1,764,000, respectively. Compensating balances of $450,000 and $870,000 at December 31, 2000 and 1999, were on deposit with several banking institutions for banking services rendered.

3. INVESTMENTS

   The amortized cost and estimated market value of investments in securities with fixed maturities at December 31 are as follows:

                                                   2000
                               ----------------------------------------------
                                             Gross      Gross      Estimated
                                Amortized  Unrealized Unrealized    Market
                                  Cost       Gains      Losses       Value
                               ----------- ---------- ----------  -----------
   U. S. Government and
    agencies.................. $ 1,614,000  $ 56,000  $     --    $ 1,670,000
   Corporate bonds............   3,506,000    54,000   (104,000)    3,456,000
   Mortgage-backed
    securities................   5,420,000   319,000    (28,000)    5,711,000
                               -----------  --------  ---------   -----------
                               $10,540,000  $429,000  $(132,000)  $10,837,000
                               ===========  ========  =========   ===========
                                                   1999
                               ----------------------------------------------
                                             Gross      Gross      Estimated
                                Amortized  Unrealized Unrealized    Market
                                  Cost       Gains      Losses       Value
                               ----------- ---------- ----------  -----------
   U. S. Government and
    agencies.................. $ 1,417,000  $  1,000  $  (5,000)  $ 1,413,000
   Corporate bonds............   3,533,000   190,000     (2,000)    3,721,000
   Mortgage-backed
    securities................   2,808,000     1,000   (165,000)    2,644,000
                               -----------  --------  ---------   -----------
                               $ 7,758,000  $192,000  $(172,000)  $ 7,778,000
                               ===========  ========  =========   ===========

                        PAN-AMERICAN ASSURANCE COMPANY
      (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

         NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                    Years Ended December 31, 2000 and 1999


   The market values for the marketable bonds and other securities with fixed maturities are determined based upon the quoted market prices for securities actively traded. With respect to bonds without an active market, the Company subscribes to several commercial pricing services which provide the estimated market values. Market values for privately placed bonds are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Utilizing this data, the model generates market values which the Company considers reflective of the current market value of each privately placed bond.

   The amortized cost and estimated market value of fixed maturity securities at December 31, 2000, by contractual maturity, are as shown below (in thousands). Debt securities not due at a single maturity date, including mortgage-backed securities, are included in a separate category. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                       Estimated
                                                             Amortized  Market
                                                               Cost      Value
                                                             --------- ---------
   Due in one year or less..................................  $   --    $   --
   Due after one year through five years....................    2,114     2,169
   Due after five years through ten years...................    2,127     2,098
   Due after ten years......................................      879       859
                                                              -------   -------
                                                                5,120     5,126
   Mortgage-backed securities...............................    5,420     5,711
                                                              -------   -------
                                                              $10,540   $10,837
                                                              =======   =======

   Proceeds from the sale and maturity of investments during 2000 were $2,677,000. Gross gains of $2,000 and gross losses of $1,000 were realized on these sales. Proceeds from the sale and maturity of investments during 1999 were $1,804,000. Gross gains of $10,000 were realized on these sales. Proceeds from the sale and maturity of investments during 1998 were $5,275,000. Gross gains of $1,800 were realized on these sales.

4. LIABILITY FOR UNPAID POLICY AND CONTRACT CLAIMS

   Activity in the liability for unpaid policy and contract claims is summarized as follows (in thousands):

                                                                   2000   1999
                                                                  ------ ------
   Balance at January 1.......................................... $2,353 $2,155
   Less reinsurance recoverables.................................  2,353  2,155
                                                                  ------ ------
   Net balance at January 1......................................    --     --
                                                                  ------ ------
   Total incurred................................................    291    831
                                                                  ------ ------
   Total paid....................................................    291    831
                                                                  ------ ------
   Net balance at December 31....................................    --     --
   Plus reinsurance recoverables.................................  6,064  2,353
                                                                  ------ ------
   Balance at December 31........................................ $6,064 $2,353
                                                                  ====== ======

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999


5. OTHER LIABILITIES AND ACCRUED EXPENSES

   Other liabilities and accrued expenses are comprised of the following at December 31:

                                                           2000        1999
                                                         ---------  ----------
   Surrender values on cancelled policies............... $   1,000  $    1,000
   Federal income taxes accrued.........................   235,000      95,000
   Amounts withheld or retained by Company as agent or
    trustee.............................................    91,000      62,000
   Agents' credit balances..............................    76,000      83,000
   Remittances and items not allocated..................  (135,000)    349,000
   Payable to parent....................................       --    1,203,000
                                                         ---------  ----------
                                                         $ 268,000  $1,793,000
                                                         =========  ==========

6. RELATED PARTY TRANSACTIONS

   The Company and PALIC have entered into a service agreement whereby PALIC furnishes administrative services to the Company. These services include the research, development, marketing and sales of insurance products, the establishment and maintenance of accounting and other records, and the furnishing of other technical, investment and management services as required by the Company. In accordance with this service agreement, PALIC charges the Company for services performed, with these charges being subject to review by the Company. Substantially all general insurance expenses and certain investment expenses incurred by the Company in 2000, 1999 and 1998, were the result of charges under this service agreement. In 2000, 1999 and 1998 the Company was charged $6,827,000, $7,083,000 and $7,190,000, respectively, for services provided by PALIC.

   Approximately $229,000, $355,000 and $367,000 of gross premium income for 2000, 1999 and 1998, respectively, resulted from conversions, at the request of the policyholders, of policies previously issued by PALIC into the Company's universal life product. Interest computed on the intercompany receivable created pursuant to these conversions was not significant.

   The reserves for life insurance policy benefits are net of reinsurance ceded in the amounts of $643,010,000 in 2000 and $617,972,000 in 1999 to PALIC.
Policy and contract claims are net of reinsurance ceded in the amounts of $6,064,000 in 2000, $2,353,000 in 1999 and $2,155,000 in 1998 to PALIC.
Policyholders' benefits are net of reinsurance ceded in the amounts of $26,815,000 in 2000, $20,320,000 in 1999, and $21,435,000 in 1998 to PALIC.
However, the Company is contingently liable for reinsurance amounts in the event PALIC is unable to pay its portion of claims.

7. REINSURANCE

   Pan-American Assurance Company participates in reinsurance to reduce overall risks, including exposure to large losses and to effect business-sharing arrangements. The liabilities for policy reserves and policy contract claims are stated after deduction for reinsurance ceded to other companies; however, the Company remains primarily liable as the direct insurer on all risks reinsured. All of the reinsurance ceded is assumed by Pan-American Life Insurance Company.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999


   The approximate amounts of premiums and reserves relating to reinsurance assumed and ceded as of and during the years ended December 31 are as follows (in thousands):

                                                            2000
                                            ------------------------------------
                                                       Ceded    Assumed
                                             Direct  to Other  From Other  Net
                                             Amount  Companies Companies  Amount
                                            -------- --------- ---------- ------
   Premiums:
    Life................................... $ 67,944 $ 67,933    $ --     $   11
                                            ======== ========    =====    ======
   Policy reserves:
    Life................................... $643,918 $643,010    $ --     $  908
    Supplementary contracts without
     life contingencies....................    1,809      --       --      1,809
                                            -------- --------    -----    ------
                                            $645,727 $643,010    $ --     $2,717
                                            ======== ========    =====    ======
   Policyholders' benefits................. $ 27,106 $ 26,815    $ --     $  291
                                            ======== ========    =====    ======

                                                            1999
                                            ------------------------------------
                                                       Ceded    Assumed
                                             Direct  to Other  From Other  Net
                                             Amount  Companies Companies  Amount
                                            -------- --------- ---------- ------
   Premiums:
    Life................................... $ 68,218 $ 68,199    $ --     $   19
                                            ======== ========    =====    ======
   Policy reserves:
    Life................................... $618,907 $617,972    $ --     $  935
    Supplementary contracts without
     life contingencies....................    1,974      --       --      1,974
                                            -------- --------    -----    ------
                                            $620,881 $617,972    $ --     $2,909
                                            ======== ========    =====    ======
   Policyholders' benefits................. $ 21,150 $ 20,320    $ --     $  830
                                            ======== ========    =====    ======

                                                            1998
                                            ------------------------------------
                                                       Ceded    Assumed
                                             Direct  to Other  From Other  Net
                                             Amount  Companies Companies  Amount
                                            -------- --------- ---------- ------
   Premiums:
    Life................................... $ 70,055 $ 70,039    $ --     $   16
                                            ======== ========    =====    ======
   Policy reserves:
    Life................................... $591,310 $590,444    $ --     $  866
    Supplementary contracts without
     life contingencies....................    1,856      --       --      1,856
                                            -------- --------    -----    ------
                                            $593,166 $590,444    $ --     $2,722
                                            ======== ========    =====    ======
   Policyholders' benefits................. $ 22,309 $ 21,434    $ --     $  875
                                            ======== ========    =====    ======

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999


8. INVESTMENT INCOME

   Investment income for the years ended December 31 consists of:

                                                     2000      1999      1998
                                                   --------  --------  --------
   Bonds.......................................... $542,000  $590,000  $743,000
   Cash and short-term investments................  203,000   222,000   149,000
   Other securities with fixed maturities.........   48,000    53,000    55,000
                                                   --------  --------  --------
                                                    793,000   865,000   947,000
   Less investment expenses.......................  (51,000)  (71,000)  (59,000)
                                                   --------  --------  --------
   Net investment income.......................... $742,000  $794,000  $888,000
                                                   ========  ========  ========

9. INCOME TAXES

   The Company is included in the consolidated federal income tax return filed by PALIC under the terms of a tax-sharing agreement between the companies. The income tax provision is computed by applying the current federal corporate tax rate of 35% to gain from operations, adjusted as follows:

                                                     2000      1999      1998
                                                   --------  --------  --------
   Computed "expected" tax expense................ $ 92,000  $ 73,000  $165,000
   Capital gains..................................      --      4,000     1,000
   Other..........................................   48,000    (7,000)   (2,000)
                                                   --------  --------  --------
                                                   $140,000  $ 70,000  $164,000
                                                   ========  ========  ========

10. DIVIDEND LIMITATION

   Dividends to stockholders are limited by laws applicable to insurance companies. Under Louisiana law, the Company may pay a dividend without prior consent of the Louisiana Insurance Commissioner if the dividend does not exceed 15% of statutory surplus at the end of the preceding year. The Company paid dividends of $1,000,000 in 1999. No dividends were paid in 1998 or 2000.

11. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding lawsuits and other claims arising in the ordinary course of business which, in management's opinion, will not result in any material impact on the financial condition of the Company.

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following methods and assumptions were used to estimate the fair value of each financial instrument for which it is practicable to estimate that value:

   Securities with Fixed Maturities--For bonds, and other securities with fixed maturities fair value equals quoted market prices, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

   Cash and Short-Term Investments--For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

          NOTES TO FINANCIAL STATEMENTS (Statutory-Basis)--(Continued)
                     Years Ended December 31, 2000 and 1999


   Other Assets--The carrying amounts reported in the balance sheet for these financial instruments (primarily due from reinsurers) approximate those assets' fair values because of the short duration of time before conversion to cash.

   Investment Contracts--The fair value for supplementary contracts without life contingencies were estimated using discounted cash flow analyses.

   Contract Deposit Funds--The fair value of contract deposit funds was estimated as the cash surrender value of these contracts.

   Other Liabilities--The carrying amounts reported in the balance sheet for other financial instruments (primarily payables of a short-term nature) approximate those liabilities' fair values.

   The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999 are as follows (in thousands):

                                                     2000            1999
                                               ---------------- ---------------
                                               Carrying  Fair   Carrying  Fair
                                                Amount   Value   Amount  Value
                                               -------- ------- -------- ------
   Financial Assets:
     Securities with fixed maturities......... $10,540  $10,837  $7,758  $7,778
     Cash and short-term investments..........   1,933    1,933   6,492   6,492
     Other assets.............................   1,029    1,029     520     520
   Financial Liabilities:
     Investment contracts:
       Supplementary contracts without life
        contingencies.........................   1,809    1,798   1,974   1,962
     Contract deposit funds...................     460      433     591     556
     Other liabilities........................      32       32   1,793   1,793

   Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair values are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

                                     ******

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

   CONDENSED STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS
                               (Statutory-Basis)
                      June 30, 2001 and December 31, 2000

                                                        2001         2000*
                                                    ------------  ------------
                                                    (Unaudited)
                      ASSETS

Cash and invested assets:
  Securities with fixed maturities (market
   $11,108,000 and $10,837,000, respectively)...... $ 10,770,819  $ 10,539,858
  Cash and short-term investments..................    1,964,485     1,932,781
                                                    ------------  ------------
    Total cash and invested assets.................   12,735,304    12,472,639
Federal income tax recoverable.....................       17,275           --
Investment income due and accrued..................      130,602       152,769
Amounts recoverable from others....................      175,346       596,247
Receivable from parent, subsidiaries and
 affiliates........................................          --        279,589
Deposits clearing..................................      882,074           --
                                                    ------------  ------------
                                                    $ 13,940,601  $ 13,501,244
                                                    ============  ============

        LIABILITIES AND CAPITAL AND SURPLUS

Life insurance policy reserves..................... $    898,471  $    908,153
Supplementary contracts without life
 contingencies.....................................    1,961,950     1,808,825
Contract deposit funds.............................      597,395       459,880
Asset valuation reserve (AVR)......................       51,693        46,003
Interest maintenance reserve (IMR).................        9,252        10,421
Other liabilities and accrued expenses.............      283,267       268,235
                                                    ------------  ------------
    Total liabilities..............................    3,802,028     3,501,517
                                                    ------------  ------------

Commitments and Contingencies

Capital and surplus:
  Common Stock, $10 par value; authorized and
   outstanding, 250,000 shares in 2001 and 2000....    2,500,000     2,500,000
  Contributed surplus..............................   19,087,413    19,087,413
  Unassigned deficit...............................  (11,448,840)  (11,587,686)
                                                    ------------  ------------
    Total capital and surplus......................   10,138,573     9,999,727
                                                    ------------  ------------
                                                    $ 13,940,601  $ 13,501,244
                                                    ============  ============

--------
* The condensed statement of admitted assets, liabilities, capital and surplus (statutory-basis) at December 31, 2000 has been taken from the audited.

                  See note to condensed financial statements.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

              CONDENSED STATEMENTS OF OPERATIONS (Statutory-Basis)
                    Six Months Ended June 30, 2001 and 2000

                                                        2001          2000
                                                    ------------  ------------
                                                    (Unaudited)   (Unaudited)
Income:
  Premium income................................... $ 32,503,096  $ 34,699,281
  Less: Reinsurance ceded..........................  (32,235,481)  (34,498,559)
                                                    ------------  ------------
                                                         267,615       200,722

  Commissions and expense allowances on reinsurance
   ceded...........................................    7,479,302     8,066,645
  Net investment income............................      410,046       287,489
  Amortization of interest maintenance reserve.....        1,391         1,332
                                                    ------------  ------------
                                                       8,158,354     8,556,188
Policy benefits and expenses:
  Payments on supplementary contracts with life
   contingencies...................................       23,080        25,160
  Payments on supplementary contracts without life
   contingencies...................................      238,404       431,350
  Interest and adjustments on policy funds.........      207,338        23,524
  Increase (decrease) in policy reserves...........      143,443       (11,433)
  Commissions......................................    4,368,550     4,693,051
  General insurance expenses.......................    3,191,932     3,475,980
  Taxes, licenses and fees.........................      145,716       113,094
  Miscellaneous (income) expense...................     (196,905)       14,203
                                                    ------------  ------------
                                                       8,121,558     8,764,929
Gain (loss) from operations before income tax
 expense...........................................       36,796      (208,741)
Income tax benefit.................................      (68,569)      (73,525)
                                                    ------------  ------------
Net income (loss).................................. $    105,365  $   (135,216)
                                                    ============  ============


                  See note to condensed financial statements.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

    CONDENSED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (Statutory-Basis)
                    Six Months Ended June 30, 2001 and 2000

                                                          2001         2000
                                                       -----------  -----------
                                                       (Unaudited)  (Unaudited)
Balance at beginning of period........................ $ 9,999,727  $9,425,665
  Net income (loss)...................................     105,365    (135,216)
  Change in nonadmitted assets........................      39,171     180,198
  Change in asset valuation reserve...................      (5,690)     (1,072)
                                                       -----------  ----------
Balance at end of period.............................. $10,138,573  $9,469,575
                                                       ===========  ==========



                  See note to condensed financial statements.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

              CONDENSED STATEMENTS OF CASH FLOWS (Statutory-Basis)
                    Six Months Ended June 30, 2001 and 2000

                                                        2001          2000
                                                    ------------  ------------
                                                    (Unaudited)   (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Life insurance premiums.......................... $ 32,503,096  $ 34,699,281
  Allowances and reserve adjustments received on
   reinsurance ceded...............................    7,479,302     8,066,645
  Investment income received.......................      410,046       352,276
  Income tax refund................................       65,739           --
                                                    ------------  ------------
    Total cash received from operations............   40,458,183    43,118,202
                                                    ------------  ------------
  Policyholder benefits and surrenders paid........     (468,822)     (476,792)
  Reinsurance premiums ceded.......................  (32,235,481)  (34,498,559)
  Commissions, general insurance expenses, taxes,
   licenses and fees paid..........................   (7,851,014)   (8,350,763)
  Other............................................      364,594      (132,384)
                                                    ------------  ------------
    Total cash paid from operations................  (40,190,723)  (43,458,498)
                                                    ------------  ------------
    Net cash provided by (used in) operating
     activities....................................      267,460      (340,296)
                                                    ------------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold and matured.......      168,215     1,409,840
  Cost of investments acquired.....................     (403,971)   (3,985,375)
                                                    ------------  ------------
    Net cash used in investing activities..........     (235,756)   (2,575,535)
                                                    ------------  ------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
 INVESTMENTS.......................................       31,704    (2,915,831)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
 PERIOD............................................    1,932,781     6,492,397
                                                    ------------  ------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD... $  1,964,485  $  3,576,566
                                                    ============  ============


                  See note to condensed financial statements.

                         PAN-AMERICAN ASSURANCE COMPANY
       (A Wholly-Owned Subsidiary of Pan-American Life Insurance Company)

            NOTE TO CONDENSED FINANCIAL STATEMENTS (Statutory-Basis)
                                  (Unaudited)
             At and For the Six Months Ended June 30, 2001 and 2000

                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The accompanying unaudited condensed financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Insurance Department of the State of Louisiana and the National Association of Insurance Commissioners (NAIC) and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes normally included in complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for interim periods are not necessarily indicative of the results that may be expected for the entire year. For further information, refer to the financial statements and notes thereof of Pan-American Assurance Company for the years ended December 31, 2000 and 1999 included elsewhere herein.

                                  APPENDIX A.

                         ILLUSTRATIONS OF POLICY VALUES

   The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Accumulated Values, Cash Surrender Values and Death Benefits under a Policy covering an insured of a given age on the Policy Date, would vary over time if the Planned Premium Payments were paid annually and the return on the assets in cash portfolio were an assumed uniform gross annual rates of 0%, 6% and 12% (net annual rates of -1.89%, 4.07% and 10.02% for the first ten policy years and -1.54%, 4.43% and 10.41% thereafter). The values would be different from those shown if the gross returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show Planned Premium Payments accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the Premiums are allocated equally among the Separate Account Funds available under the Policy, and that no amounts are allocated to the Fixed Account.

   The illustrations reflect the fact that the net investment returns on the assets held in the Separate Account Funds is lower than the gross after tax return of the selected underlying Portfolios. The tables assume a simple arithmetic average annual expense of 1.15% of the average daily net assets of the portfolios available. The tables also assumes that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

   The illustrations also reflect the deduction of the Premium Expense and Monthly Deduction for the hypothetical Insured. The Surrender Charge is reflected in the Cash Surrender Value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Separate Account and assume no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

   The illustrations are based on our Preferred Plus rating class. Upon request, you will be furnished with a comparable illustration based on the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. Because the Death Benefit values vary depending on the Death Benefit Option in effect, benefit options are illustrated separately.

   The illustrations show Accumulated Values that would result based upon the hypothetical investments rates of return if Premiums are paid as indicated and all Net Premiums are allocated to Separate Account Funds.

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   0.00% (NET -1.89% FOR THE FIRST TEN YEARS AND -
                       1.54% THEREAFTER)

                            Guaranteed Charges      Current Charges
                           --------------------- ---------------------
                   Premium         Cash                  Cash
            Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age   Year Premium  at 5%   Value  Value Benefit Value   Value Benefit
---  ----- ------- ------- ------ ------ ------- ------ ------ -------
36      1   3,000    3,150  1,293      0 250,000  1,558      0 250,000
37      2   3,000    6,458  3,545      0 250,000  4,060     60 250,000
38      3   3,000    9,930  5,729  1,729 250,000  6,453  2,453 250,000
39      4   3,000   13,577  7,847  3,847 250,000  8,763  4,763 250,000
40      5   3,000   17,406  9,901  5,901 250,000 11,003  7,003 250,000
41      6   3,000   21,426 11,893  8,293 250,000 13,182  9,582 250,000
42      7   3,000   25,647 13,795 10,595 250,000 15,286 12,086 250,000
43      8   3,000   30,080 15,638 12,838 250,000 17,315 14,515 250,000
44      9   3,000   34,734 17,396 14,996 250,000 19,266 16,866 250,000
45     10   3,000   39,620 19,071 17,071 250,000 21,174 19,174 250,000
46     11   3,000   44,751 20,739 19,139 250,000 23,117 21,517 250,000
47     12   3,000   50,139 22,333 21,133 250,000 25,022 23,822 250,000
48     13   3,000   55,796 23,854 23,054 250,000 26,887 26,087 250,000
49     14   3,000   61,736 25,277 24,877 250,000 28,715 28,315 250,000
50     15   3,000   67,972 26,604 26,604 250,000 30,505 30,505 250,000
51     16   3,000   74,521 27,838 27,838 250,000 32,259 32,259 250,000
52     17   3,000   81,397 28,954 28,954 250,000 33,977 33,977 250,000
53     18   3,000   88,617 29,954 29,954 250,000 35,660 35,660 250,000
54     19   3,000   96,198 30,814 30,814 250,000 37,308 37,308 250,000
55     20   3,000  104,158 31,536 31,536 250,000 38,922 38,922 250,000
56     21   3,000  112,516 32,097 32,097 250,000 40,503 40,503 250,000
57     22   3,000  121,291 32,474 32,474 250,000 42,009 42,009 250,000
58     23   3,000  130,506 32,667 32,667 250,000 43,436 43,436 250,000
59     24   3,000  140,181 32,652 32,652 250,000 44,779 44,779 250,000
60     25   3,000  150,340 32,406 32,406 250,000 46,032 46,032 250,000
61     26   3,000  161,007 31,927 31,927 250,000 47,187 47,187 250,000
62     27   3,000  172,208 31,164 31,164 250,000 48,238 48,238 250,000
63     28   3,000  183,968 30,064 30,064 250,000 49,176 49,176 250,000
64     29   3,000  196,317 28,596 28,596 250,000 49,998 49,998 250,000
65     30   3,000  209,282 26,702 26,702 250,000 50,695 50,695 250,000
66     31   3,000  222,896 24,347 24,347 250,000 51,258 51,258 250,000
67     32   3,000  237,191 21,464 21,464 250,000 51,677 51,677 250,000
68     33   3,000  252,201 17,981 17,981 250,000 51,937 51,937 250,000
69     34   3,000  267,961 13,846 13,846 250,000 52,026 52,026 250,000
70     35   3,000  284,509  8,972  8,972 250,000 51,927 51,927 250,000
71     36   3,000  301,884  3,232  3,232 250,000 51,623 51,623 250,000
72     37   3,000  320,129                       51,099 51,099 250,000
73     38   3,000  339,285                       50,337 50,337 250,000
74     39   3,000  359,399                       49,317 49,317 250,000
75     40   3,000  380,519                       48,011 48,011 250,000
76     41   3,000  402,695                       46,383 46,383 250,000
77     42   3,000  425,980                       44,394 44,394 250,000
78     43   3,000  450,429                       41,997 41,997 250,000
79     44   3,000  476,100                       39,139 39,139 250,000
80     45   3,000  503,055                       35,765 35,765 250,000
81     46   3,000  531,358                       31,811 31,811 250,000
82     47   3,000  561,076                       27,209 27,209 250,000
83     48   3,000  592,280                       21,886 21,886 250,000
84     49   3,000  625,044                       15,754 15,754 250,000
85     50   3,000  659,446                        8,684  8,684 250,000
86     51   3,000  695,568                          523    523 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   0.00% (NET -1.89% FOR THE FIRST TEN YEARS AND -
                       1.54% THEREAFTER)

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
36     1   2,600    2,730    982      0 250,000  1,208      0 250,000
37     2   2,600    5,597  2,927    127 250,000  3,377    577 250,000
38     3   2,600    8,606  4,809  2,009 250,000  5,466  2,666 250,000
39     4   2,600   11,767  6,630  3,830 250,000  7,467  4,667 250,000
40     5   2,600   15,085  8,391  5,591 250,000  9,390  6,590 250,000
41     6   2,600   18,569 10,094  7,574 250,000 11,238  8,718 250,000
42     7   2,600   22,228 11,712  9,472 250,000 13,014 10,774 250,000
43     8   2,600   26,069 13,274 11,314 250,000 14,723 12,763 250,000
44     9   2,600   30,103 14,755 13,075 250,000 16,373 14,693 250,000
45    10   2,600   34,338 16,184 14,784 250,000 17,994 16,594 250,000
46    11   2,600   38,785 17,597 16,477 250,000 19,643 18,523 250,000
47    12   2,600   43,454 18,938 18,098 250,000 21,270 20,430 250,000
48    13   2,600   48,356 20,235 19,675 250,000 22,874 22,314 250,000
49    14   2,600   53,504 21,463 21,183 250,000 24,457 24,177 250,000
50    15   2,600   58,909 22,594 22,594 250,000 26,018 26,018 250,000
51    16   2,600   64,585 23,659 23,659 250,000 27,558 27,558 250,000
52    17   2,600   70,544 24,631 24,631 250,000 29,077 29,077 250,000
53    18   2,600   76,801 25,539 25,539 250,000 30,576 30,576 250,000
54    19   2,600   83,371 26,331 26,331 250,000 32,053 32,053 250,000
55    20   2,600   90,270 27,036 27,036 250,000 33,511 33,511 250,000
56    21   2,600   97,514 27,628 27,628 250,000 34,962 34,962 250,000
57    22   2,600  105,119 28,109 28,109 250,000 36,359 36,359 250,000
58    23   2,600  113,105 28,481 28,481 250,000 37,699 37,699 250,000
59    24   2,600  121,490 28,771 28,771 250,000 38,981 38,981 250,000
60    25   2,600  130,295 28,953 28,953 250,000 40,201 40,201 250,000
61    26   2,600  139,540 29,003 29,003 250,000 41,360 41,360 250,000
62    27   2,600  149,247 28,921 28,921 250,000 42,456 42,456 250,000
63    28   2,600  159,439 28,656 28,656 250,000 43,486 43,486 250,000
64    29   2,600  170,141 28,155 28,155 250,000 44,449 44,449 250,000
65    30   2,600  181,378 27,393 27,393 250,000 45,342 45,342 250,000
66    31   2,600  193,177 26,341 26,341 250,000 46,160 46,160 250,000
67    32   2,600  205,566 24,971 24,971 250,000 46,899 46,899 250,000
68    33   2,600  218,574 23,279 23,279 250,000 47,553 47,553 250,000
69    34   2,600  232,233 21,259 21,259 250,000 48,117 48,117 250,000
70    35   2,600  246,574 18,879 18,879 250,000 48,583 48,583 250,000
71    36   2,600  261,633 16,074 16,074 250,000 48,940 48,940 250,000
72    37   2,600  277,445 12,746 12,746 250,000 49,176 49,176 250,000
73    38   2,600  294,047  8,763  8,763 250,000 49,271 49,271 250,000
74    39   2,600  311,479  3,951  3,951 250,000 49,206 49,206 250,000
75    40   2,600  329,783                       48,954 48,954 250,000
76    41   2,600  349,003                       48,485 48,485 250,000
77    42   2,600  369,183                       47,766 47,766 250,000
78    43   2,600  390,372                       46,756 46,756 250,000
79    44   2,600  412,620                       45,412 45,412 250,000
80    45   2,600  435,981                       43,685 43,685 250,000
81    46   2,600  460,510                       41,524 41,524 250,000
82    47   2,600  486,266                       38,874 38,874 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   0.00% (NET -1.89% FOR THE FIRST TEN YEARS AND -
                       1.54% THEREAFTER)

                          Guaranteed Charges     Current Charges
                          ------------------- ---------------------
                  Premium       Cash                  Cash
           Paid    Accum  Accum Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value Value Benefit Value  Value  Benefit
---  ---- ------- ------- ----- ----- ------- ------ ------ -------
83    48   2,600  513,309                     35,675 35,675 250,000
84    49   2,600  541,705                     31,858 31,858 250,000
85    50   2,600  571,520                     27,348 27,348 250,000
86    51   2,600  602,826                     22,058 22,058 250,000
87    52   2,600  635,697                     15,890 15,890 250,000
88    53   2,600  670,212                      8,730  8,730 250,000
89    54   2,600  706,453                        445    445 250,000

  PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY-- PAN-AMERICAN VUL
                                     BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
36     1   3,000    3,150   1,413       0 250,000   1,687       0 250,000
37     2   3,000    6,458   3,900       0 250,000   4,448     448 250,000
38     3   3,000    9,930   6,462   2,462 250,000   7,258   3,258 250,000
39     4   3,000   13,577   9,104   5,104 250,000  10,142   6,142 250,000
40     5   3,000   17,406  11,830   7,830 250,000  13,120   9,120 250,000
41     6   3,000   21,426  14,644  11,044 250,000  16,199  12,599 250,000
42     7   3,000   25,647  17,522  14,322 250,000  19,372  16,172 250,000
43     8   3,000   30,080  20,496  17,696 250,000  22,638  19,838 250,000
44     9   3,000   34,734  23,544  21,144 250,000  26,001  23,601 250,000
45    10   3,000   39,620  26,670  24,670 250,000  29,497  27,497 250,000
46    11   3,000   44,751  29,985  28,385 250,000  33,246  31,646 250,000
47    12   3,000   50,139  33,406  32,206 250,000  37,156  35,956 250,000
48    13   3,000   55,796  36,938  36,138 250,000  41,236  40,436 250,000
49    14   3,000   61,736  40,564  40,164 250,000  45,492  45,092 250,000
50    15   3,000   67,972  44,290  44,290 250,000  49,935  49,935 250,000
51    16   3,000   74,521  48,125  48,125 250,000  54,572  54,572 250,000
52    17   3,000   81,397  52,051  52,051 250,000  59,415  59,415 250,000
53    18   3,000   88,617  56,078  56,078 250,000  64,473  64,473 250,000
54    19   3,000   96,198  60,190  60,190 250,000  69,758  69,758 250,000
55    20   3,000  104,158  64,398  64,398 250,000  75,279  75,279 250,000
56    21   3,000  112,516  68,689  68,689 250,000  81,049  81,049 250,000
57    22   3,000  121,291  73,051  73,051 250,000  87,046  87,046 250,000
58    23   3,000  130,506  77,497  77,497 250,000  93,279  93,279 250,000
59    24   3,000  140,181  82,017  82,017 250,000  99,757  99,757 250,000
60    25   3,000  150,340  86,605  86,605 250,000 106,492 106,492 250,000
61    26   3,000  161,007  91,273  91,273 250,000 113,493 113,493 250,000
62    27   3,000  172,208  95,999  95,999 250,000 120,774 120,774 250,000
63    28   3,000  183,968 100,763 100,763 250,000 128,350 128,350 250,000
64    29   3,000  196,317 105,563 105,563 250,000 136,237 136,237 250,000
65    30   3,000  209,282 110,383 110,383 250,000 144,456 144,456 250,000
66    31   3,000  222,896 115,228 115,228 250,000 153,028 153,028 250,000
67    32   3,000  237,191 120,087 120,087 250,000 161,976 161,976 250,000
68    33   3,000  252,201 124,951 124,951 250,000 171,326 171,326 250,000
69    34   3,000  267,961 129,833 129,833 250,000 181,109 181,109 250,000
70    35   3,000  284,509 134,731 134,731 250,000 191,361 191,361 250,000
71    36   3,000  301,884 139,633 139,633 250,000 202,122 202,122 250,000
72    37   3,000  320,129 144,454 144,454 250,000 213,440 213,440 250,000
73    38   3,000  339,285 149,293 149,293 250,000 225,373 225,373 250,164
74    39   3,000  359,399 154,069 154,069 250,000 237,927 237,927 259,340
75    40   3,000  380,519 158,766 158,766 250,000 251,072 251,072 268,647
76    41   3,000  402,695 163,398 163,398 250,000 264,850 264,850 278,092
77    42   3,000  425,980 167,973 167,973 250,000 279,200 279,200 293,160
78    43   3,000  450,429 172,516 172,516 250,000 294,143 294,143 308,851
79    44   3,000  476,100 177,079 177,079 250,000 309,699 309,699 325,184
80    45   3,000  503,055 181,696 181,696 250,000 325,886 325,886 342,180
81    46   3,000  531,358 186,389 186,389 250,000 342,725 342,725 359,861

  PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY-- PAN-AMERICAN VUL
                                     BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                              Guaranteed Charges        Current Charges
                            ----------------------- -----------------------
                   Premium           Cash                    Cash
           Paid   Accum at   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium    5%      Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- --------- ------- ------- ------- ------- ------- -------
 82   47   3,000    561,076 191,195 191,195 250,000 360,236 360,236 378,248
 83   48   3,000    592,280 196,156 196,156 250,000 378,440 378,440 397,362
 84   49   3,000    625,044 201,342 201,342 250,000 397,357 397,357 417,225
 85   50   3,000    659,446 206,864 206,864 250,000 417,005 417,005 437,856
 86   51   3,000    695,568 212,906 212,906 250,000 437,401 437,401 459,271
 87   52   3,000    733,497 219,739 219,739 250,000 458,561 458,561 481,489
 88   53   3,000    773,322 227,745 227,745 250,000 480,500 480,500 504,525
 89   54   3,000    815,138 237,467 237,467 250,000 503,233 503,233 528,394
 90   55   3,000    859,045 248,273 248,273 260,687 526,774 526,774 553,112
 91   56   3,000    905,147 259,242 259,242 272,204 551,139 551,139 578,696
 92   57   3,000    953,554 270,999 270,999 281,839 576,765 576,765 599,836
 93   58   3,000  1,004,382 283,693 283,693 292,203 603,790 603,790 621,904
 94   59   3,000  1,057,751 297,497 297,497 303,447 632,371 632,371 645,018
 95   60   3,000  1,113,789 312,623 312,623 315,749 662,687 662,687 669,314
 96   61   3,000  1,172,628 329,368 329,368 329,368 694,946 694,946 694,946
 97   62   3,000  1,234,410 346,855 346,855 346,855 728,634 728,634 728,634
 98   63   3,000  1,299,280 365,117 365,117 365,117 763,814 763,814 763,814
 99   64   3,000  1,367,394 384,189 384,189 384,189 800,554 800,554 800,554
100   65   3,000  1,438,914 404,106 404,106 404,106 838,922 838,922 838,922
101   66       0  1,510,859 416,126 416,126 416,126 863,986 863,986 863,986
102   67       0  1,586,402 428,610 428,610 428,610 889,906 889,906 889,906
103   68       0  1,665,723 441,468 441,468 441,468 916,603 916,603 916,603
104   69       0  1,749,009 454,712 454,712 454,712 944,101 944,101 944,101
105   70       0  1,836,459 468,353 468,353 468,353 972,424 972,424 972,424

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
36     1   2,600    2,730   1,081       0 250,000   1,315       0 250,000
37     2   2,600    5,597   3,221     421 250,000   3,699     899 250,000
38     3   2,600    8,606   5,421   2,621 250,000   6,141   3,341 250,000
39     4   2,600   11,767   7,685   4,885 250,000   8,632   5,832 250,000
40     5   2,600   15,085  10,016   7,216 250,000  11,184   8,384 250,000
41     6   2,600   18,569  12,416   9,896 250,000  13,801  11,281 250,000
42     7   2,600   22,228  14,862  12,622 250,000  16,487  14,247 250,000
43     8   2,600   26,069  17,385  15,425 250,000  19,250  17,290 250,000
44     9   2,600   30,103  19,960  18,280 250,000  22,101  20,421 250,000
45    10   2,600   34,338  22,619  21,219 250,000  25,072  23,672 250,000
46    11   2,600   38,785  25,429  24,309 250,000  28,256  27,136 250,000
47    12   2,600   43,454  28,317  27,477 250,000  31,587  30,747 250,000
48    13   2,600   48,356  31,316  30,756 250,000  35,072  34,512 250,000
49    14   2,600   53,504  34,406  34,126 250,000  38,719  38,439 250,000
50    15   2,600   58,909  37,565  37,565 250,000  42,534  42,534 250,000
51    16   2,600   64,585  40,826  40,826 250,000  46,525  46,525 250,000
52    17   2,600   70,544  44,170  44,170 250,000  50,701  50,701 250,000
53    18   2,600   76,801  47,628  47,628 250,000  55,071  55,071 250,000
54    19   2,600   83,371  51,158  51,158 250,000  59,643  59,643 250,000
55    20   2,600   90,270  54,791  54,791 250,000  64,426  64,426 250,000
56    21   2,600   97,514  58,513  58,513 250,000  69,441  69,441 250,000
57    22   2,600  105,119  62,330  62,330 250,000  74,659  74,659 250,000
58    23   2,600  113,105  66,252  66,252 250,000  80,088  80,088 250,000
59    24   2,600  121,490  70,311  70,311 250,000  85,736  85,736 250,000
60    25   2,600  130,295  74,493  74,493 250,000  91,614  91,614 250,000
61    26   2,600  139,540  78,790  78,790 250,000  97,732  97,732 250,000
62    27   2,600  149,247  83,211  83,211 250,000 104,104 104,104 250,000
63    28   2,600  159,439  87,730  87,730 250,000 110,741 110,741 250,000
64    29   2,600  170,141  92,320  92,320 250,000 117,657 117,657 250,000
65    30   2,600  181,378  96,976  96,976 250,000 124,868 124,868 250,000
66    31   2,600  193,177 101,695 101,695 250,000 132,388 132,388 250,000
67    32   2,600  205,566 106,475 106,475 250,000 140,234 140,234 250,000
68    33   2,600  218,574 111,335 111,335 250,000 148,423 148,423 250,000
69    34   2,600  232,233 116,293 116,293 250,000 156,975 156,975 250,000
70    35   2,600  246,574 121,355 121,355 250,000 165,913 165,913 250,000
71    36   2,600  261,633 126,513 126,513 250,000 175,258 175,258 250,000
72    37   2,600  277,445 131,747 131,747 250,000 185,036 185,036 250,000
73    38   2,600  294,047 137,030 137,030 250,000 195,276 195,276 250,000
74    39   2,600  311,479 142,325 142,325 250,000 206,011 206,011 250,000
75    40   2,600  329,783 147,605 147,605 250,000 217,279 217,279 250,000
76    41   2,600  349,003 152,861 152,861 250,000 229,128 229,128 250,000
77    42   2,600  369,183 158,091 158,091 250,000 241,607 241,607 253,687
78    43   2,600  390,372 163,324 163,324 250,000 254,644 254,644 267,376
79    44   2,600  412,620 168,574 168,574 250,000 268,227 268,227 281,639
80    45   2,600  435,981 173,874 173,874 250,000 282,376 282,376 296,494
81    46   2,600  460,510 179,221 179,221 250,000 297,107 297,107 311,963

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                              Guaranteed Charges        Current Charges
                            ----------------------- -----------------------
                   Premium           Cash                    Cash
           Paid   Accum at   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium    5%      Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- --------- ------- ------- ------- ------- ------- -------
 82   47   2,600    486,266 184,639 184,639 250,000 312,441 312,441 328,063
 83   48   2,600    513,309 190,138 190,138 250,000 328,396 328,396 344,816
 84   49   2,600    541,705 195,757 195,757 250,000 344,991 344,991 362,241
 85   50   2,600    571,520 201,578 201,578 250,000 362,245 362,245 380,357
 86   51   2,600    602,826 207,718 207,718 250,000 380,176 380,176 399,185
 87   52   2,600    635,697 214,367 214,367 250,000 398,804 398,804 418,744
 88   53   2,600    670,212 221,778 221,778 250,000 418,146 418,146 439,053
 89   54   2,600    706,453 230,326 230,326 250,000 438,220 438,220 460,131
 90   55   2,600    744,505 240,489 240,489 252,514 459,044 459,044 481,996
 91   56   2,600    784,461 251,202 251,202 263,762 480,636 480,636 504,668
 92   57   2,600    826,414 262,591 262,591 273,095 503,295 503,295 523,427
 93   58   2,600    870,464 274,797 274,797 283,041 527,126 527,126 542,940
 94   59   2,600    916,718 287,988 287,988 293,748 552,251 552,251 563,296
 95   60   2,600    965,284 302,382 302,382 305,406 578,807 578,807 584,595
 96   61   2,600  1,016,278 318,280 318,280 318,280 606,954 606,954 606,954
 97   62   2,600  1,069,822 334,882 334,882 334,882 636,349 636,349 636,349
 98   63   2,600  1,126,043 352,220 352,220 352,220 667,047 667,047 667,047
 99   64   2,600  1,185,075 370,326 370,326 370,326 699,104 699,104 699,104
100   65   2,600  1,247,059 389,235 389,235 389,235 732,583 732,583 732,583
101   66       0  1,309,411 400,809 400,809 400,809 754,457 754,457 754,457
102   67       0  1,374,882 412,833 412,833 412,833 777,091 777,091 777,091
103   68       0  1,443,626 425,218 425,218 425,218 800,404 800,404 800,404
104   69       0  1,515,807 437,975 437,975 437,975 824,416 824,416 824,416
105   70       0  1,591,598 451,114 451,114 451,114 849,148 849,148 849,148

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
36     1   3,000    3,150     1,535         0   250,000     1,816         0   250,000
37     2   3,000    6,458     4,270       270   250,000     4,852       852   250,000
38     3   3,000    9,930     7,255     3,255   250,000     8,126     4,126   250,000
39     4   3,000   13,577    10,514     6,514   250,000    11,689     7,689   250,000
40     5   3,000   17,406    14,078    10,078   250,000    15,585    11,585   250,000
41     6   3,000   21,426    17,978    14,378   250,000    19,854    16,254   250,000
42     7   3,000   25,647    22,220    19,020   250,000    24,519    21,319   250,000
43     8   3,000   30,080    26,871    24,071   250,000    29,620    26,820   250,000
44     9   3,000   34,734    31,947    29,547   250,000    35,199    32,799   250,000
45    10   3,000   39,620    37,492    35,492   250,000    41,340    39,340   250,000
46    11   3,000   44,751    43,715    42,115   250,000    48,266    46,666   250,000
47    12   3,000   50,139    50,556    49,356   250,000    55,916    54,716   250,000
48    13   3,000   55,796    58,088    57,288   250,000    64,367    63,567   250,000
49    14   3,000   61,736    66,364    65,964   250,000    73,707    73,307   250,000
50    15   3,000   67,972    75,473    75,473   250,000    84,031    84,031   250,000
51    16   3,000   74,521    85,511    85,511   250,000    95,445    95,445   250,000
52    17   3,000   81,397    96,568    96,568   250,000   108,067   108,067   250,000
53    18   3,000   88,617   108,768   108,768   250,000   122,028   122,028   250,000
54    19   3,000   96,198   122,232   122,232   250,000   137,471   137,471   250,000
55    20   3,000  104,158   137,118   137,118   250,000   154,557   154,557   250,000
56    21   3,000  112,516   153,591   153,591   250,000   173,461   173,461   260,191
57    22   3,000  121,291   171,843   171,843   250,891   194,314   194,314   283,699
58    23   3,000  130,506   192,019   192,019   272,666   217,306   217,306   308,575
59    24   3,000  140,181   214,210   214,210   295,609   242,658   242,658   334,867
60    25   3,000  150,340   238,625   238,625   319,758   270,614   270,614   362,623
61    26   3,000  161,007   265,513   265,513   345,167   301,449   301,449   391,884
62    27   3,000  172,208   295,053   295,053   377,668   335,435   335,435   429,357
63    28   3,000  183,968   327,498   327,498   412,648   372,895   372,895   469,848
64    29   3,000  196,317   363,142   363,142   450,296   414,186   414,186   513,591
65    30   3,000  209,282   402,302   402,302   490,809   459,705   459,705   560,840
66    31   3,000  222,896   445,345   445,345   534,414   509,890   509,890   611,868
67    32   3,000  237,191   492,558   492,558   586,144   565,183   565,183   672,567
68    33   3,000  252,201   544,334   544,334   642,314   626,100   626,100   738,798
69    34   3,000  267,961   601,118   601,118   703,308   693,211   693,211   811,056
70    35   3,000  284,509   663,392   663,392   769,535   767,142   767,142   889,885
71    36   3,000  301,884   731,677   731,677   841,428   848,587   848,587   975,875
72    37   3,000  320,129   806,783   806,783   911,665   938,432   938,432 1,060,428
73    38   3,000  339,285   889,617   889,617   987,475 1,037,587 1,037,587 1,151,722
74    39   3,000  359,399   981,047   981,047 1,069,342 1,147,077 1,147,077 1,250,314
75    40   3,000  380,519 1,082,174 1,082,174 1,157,926 1,268,053 1,268,053 1,356,817
76    41   3,000  402,695 1,194,329 1,194,329 1,254,046 1,401,817 1,401,817 1,471,908
77    42   3,000  425,980 1,317,373 1,317,373 1,383,242 1,549,232 1,549,232 1,626,694
78    43   3,000  450,429 1,452,292 1,452,292 1,524,906 1,711,661 1,711,661 1,797,244
79    44   3,000  476,100 1,600,168 1,600,168 1,680,176 1,890,598 1,890,598 1,985,128
80    45   3,000  503,055 1,762,146 1,762,146 1,850,253 2,087,678 2,087,678 2,192,062
81    46   3,000  531,358 1,939,420 1,939,420 2,036,391 2,304,693 2,304,693 2,419,927

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               35
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $3,000.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                                   Guaranteed Charges                Current Charges
                            -------------------------------- --------------------------------
                   Premium                Cash                             Cash
           Paid   Accum at    Accum       Surr      Death      Accum       Surr      Death
Age  Year Premium    5%       Value      Value     Benefit     Value      Value     Benefit
---  ---- ------- --------- ---------- ---------- ---------- ---------- ---------- ----------
 82   47   3,000    561,076  2,133,261  2,133,261  2,239,924  2,543,604  2,543,604  2,670,784
 83   48   3,000    592,280  2,344,975  2,344,975  2,462,224  2,806,561  2,806,561  2,946,889
 84   49   3,000    625,044  2,575,930  2,575,930  2,704,727  3,095,913  3,095,913  3,250,708
 85   50   3,000    659,446  2,827,549  2,827,549  2,968,927  3,414,205  3,414,205  3,584,915
 86   51   3,000    695,568  3,101,364  3,101,364  3,256,432  3,764,210  3,764,210  3,952,421
 87   52   3,000    733,497  3,399,032  3,399,032  3,568,983  4,148,947  4,148,947  4,356,394
 88   53   3,000    773,322  3,722,296  3,722,296  3,908,411  4,571,697  4,571,697  4,800,282
 89   54   3,000    815,138  4,073,056  4,073,056  4,276,708  5,036,029  5,036,029  5,287,830
 90   55   3,000    859,045  4,453,239  4,453,239  4,675,900  5,545,833  5,545,833  5,823,125
 91   56   3,000    905,147  4,864,885  4,864,885  5,108,129  6,105,364  6,105,364  6,410,632
 92   57   3,000    953,554  5,322,766  5,322,766  5,535,677  6,724,159  6,724,159  6,993,126
 93   58   3,000  1,004,382  5,834,407  5,834,407  6,009,439  7,409,548  7,409,548  7,631,834
 94   59   3,000  1,057,751  6,408,956  6,408,956  6,537,135  8,169,973  8,169,973  8,333,372
 95   60   3,000  1,113,789  7,057,605  7,057,605  7,128,181  9,015,192  9,015,192  9,105,344
 96   61   3,000  1,172,628  7,795,192  7,795,192  7,795,192  9,956,516  9,956,516  9,956,516
 97   62   3,000  1,234,410  8,609,543  8,609,543  8,609,543 10,995,809 10,995,809 10,995,809
 98   63   3,000  1,299,280  9,508,649  9,508,649  9,508,649 12,143,269 12,143,269 12,143,269
 99   64   3,000  1,367,394 10,501,330 10,501,330 10,501,330 13,410,151 13,410,151 13,410,151
100   65   3,000  1,438,914 11,597,326 11,597,326 11,597,326 14,808,885 14,808,885 14,808,885
101   66       0  1,510,859 11,945,143 11,945,143 11,945,143 15,253,049 15,253,049 15,253,049
102   67       0  1,586,402 12,303,497 12,303,497 12,303,497 15,710,640 15,710,640 15,710,640
103   68       0  1,665,723 12,672,602 12,672,602 12,672,602 16,181,959 16,181,959 16,181,959
104   69       0  1,749,009 13,052,780 13,052,780 13,052,780 16,667,418 16,667,418 16,667,418
105   70       0  1,836,459 13,444,363 13,444,363 13,444,363 17,167,441 17,167,441 17,167,441

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
36     1   2,600    2,730     1,182         0   250,000     1,423         0   250,000
37     2   2,600    5,597     3,528       728   250,000     4,035     1,235   250,000
38     3   2,600    8,606     6,083     3,283   250,000     6,870     4,070   250,000
39     4   2,600   11,767     8,868     6,068   250,000     9,937     7,137   250,000
40     5   2,600   15,085    11,907     9,107   250,000    13,271    10,471   250,000
41     6   2,600   18,569    15,228    12,708   250,000    16,900    14,380   250,000
42     7   2,600   22,228    18,830    16,590   250,000    20,858    18,618   250,000
43     8   2,600   26,069    22,773    20,813   250,000    25,181    23,221   250,000
44     9   2,600   30,103    27,066    25,386   250,000    29,917    28,237   250,000
45    10   2,600   34,338    31,773    30,373   250,000    35,136    33,736   250,000
46    11   2,600   38,785    37,043    35,923   250,000    41,019    39,899   250,000
47    12   2,600   43,454    42,825    41,985   250,000    47,526    46,686   250,000
48    13   2,600   48,356    49,205    48,645   250,000    54,724    54,164   250,000
49    14   2,600   53,504    56,222    55,942   250,000    62,687    62,407   250,000
50    15   2,600   58,909    63,925    63,925   250,000    71,494    71,494   250,000
51    16   2,600   64,585    72,418    72,418   250,000    81,236    81,236   250,000
52    17   2,600   70,544    81,769    81,769   250,000    92,012    92,012   250,000
53    18   2,600   76,801    92,100    92,100   250,000   103,932   103,932   250,000
54    19   2,600   83,371   103,483   103,483   250,000   117,117   117,117   250,000
55    20   2,600   90,270   116,064   116,064   250,000   131,701   131,701   250,000
56    21   2,600   97,514   129,969   129,969   250,000   147,841   147,841   250,000
57    22   2,600  105,119   145,359   145,359   250,000   165,676   165,676   250,000
58    23   2,600  113,105   162,414   162,414   250,000   185,387   185,387   263,249
59    24   2,600  121,490   181,348   181,348   250,260   207,139   207,139   285,851
60    25   2,600  130,295   202,314   202,314   271,101   231,138   231,138   309,725
61    26   2,600  139,540   225,436   225,436   293,066   257,621   257,621   334,907
62    27   2,600  149,247   250,899   250,899   321,150   286,833   286,833   367,146
63    28   2,600  159,439   278,930   278,930   351,452   319,056   319,056   402,011
64    29   2,600  170,141   309,780   309,780   384,127   354,603   354,603   439,708
65    30   2,600  181,378   343,736   343,736   419,358   393,819   393,819   480,460
66    31   2,600  193,177   381,117   381,117   457,341   437,086   437,086   524,503
67    32   2,600  205,566   422,220   422,220   502,441   484,804   484,804   576,917
68    33   2,600  218,574   467,419   467,419   551,555   537,431   537,431   634,168
69    34   2,600  232,233   517,134   517,134   605,047   595,470   595,470   696,700
70    35   2,600  246,574   571,816   571,816   663,306   659,479   659,479   764,995
71    36   2,600  261,633   631,953   631,953   726,746   730,068   730,068   839,579
72    37   2,600  277,445   698,239   698,239   789,010   807,970   807,970   913,006
73    38   2,600  294,047   771,338   771,338   856,186   893,958   893,958   992,293
74    39   2,600  311,479   852,010   852,010   928,691   988,893   988,893 1,077,894
75    40   2,600  329,783   941,141   941,141 1,007,021 1,093,742 1,093,742 1,170,303
76    41   2,600  349,003 1,039,785 1,039,785 1,091,775 1,209,586 1,209,586 1,270,065
77    42   2,600  369,183 1,148,216 1,148,216 1,205,627 1,337,335 1,337,335 1,404,202
78    43   2,600  390,372 1,267,361 1,267,361 1,330,729 1,478,190 1,478,190 1,552,100
79    44   2,600  412,620 1,398,208 1,398,208 1,468,118 1,633,466 1,633,466 1,715,140
80    45   2,600  435,981 1,541,839 1,541,839 1,618,931 1,804,606 1,804,606 1,894,836
81    46   2,600  460,510 1,699,373 1,699,373 1,784,341 1,993,190 1,993,190 2,092,850
82    47   2,600  486,266 1,872,014 1,872,014 1,965,615 2,200,951 2,200,951 2,310,999

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               35
                                           GENDER:                  FEMALE

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $2,600.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                                   Guaranteed Charges                Current Charges
                            -------------------------------- --------------------------------
                   Premium                Cash                             Cash
           Paid   Accum at    Accum       Surr      Death      Accum       Surr      Death
Age  Year Premium    5%       Value      Value     Benefit     Value      Value     Benefit
---  ---- ------- --------- ---------- ---------- ---------- ---------- ---------- ----------
 83   48   2,600    513,309  2,060,998  2,060,998  2,164,048  2,429,786  2,429,786  2,551,276
 84   49   2,600    541,705  2,267,624  2,267,624  2,381,006  2,681,770  2,681,770  2,815,859
 85   50   2,600    571,520  2,493,280  2,493,280  2,617,944  2,959,174  2,959,174  3,107,133
 86   51   2,600    602,826  2,739,403  2,739,403  2,876,373  3,264,479  3,264,479  3,427,703
 87   52   2,600    635,697  3,007,539  3,007,539  3,157,916  3,600,396  3,600,396  3,780,416
 88   53   2,600    670,212  3,299,267  3,299,267  3,464,230  3,969,886  3,969,886  4,168,380
 89   54   2,600    706,453  3,616,278  3,616,278  3,797,092  4,376,178  4,376,178  4,594,987
 90   55   2,600    744,505  3,960,263  3,960,263  4,158,277  4,822,794  4,822,794  5,063,933
 91   56   2,600    784,461  4,332,945  4,332,945  4,549,593  5,313,570  5,313,570  5,579,248
 92   57   2,600    826,414  4,746,058  4,746,058  4,935,900  5,855,989  5,855,989  6,090,228
 93   58   2,600    870,464  5,206,115  5,206,115  5,362,299  6,456,224  6,456,224  6,649,911
 94   59   2,600    916,718  5,721,124  5,721,124  5,835,546  7,121,356  7,121,356  7,263,783
 95   60   2,600    965,284  6,301,151  6,301,151  6,364,163  7,859,533  7,859,533  7,938,128
 96   61   2,600  1,016,278  6,959,593  6,959,593  6,959,593  8,680,165  8,680,165  8,680,165
 97   62   2,600  1,069,822  7,686,562  7,686,562  7,686,562  9,586,204  9,586,204  9,586,204
 98   63   2,600  1,126,043  8,489,191  8,489,191  8,489,191 10,586,541 10,586,541 10,586,541
 99   64   2,600  1,185,075  9,375,355  9,375,355  9,375,355 11,690,989 11,690,989 11,690,989
100   65   2,600  1,247,059 10,353,748 10,353,748 10,353,748 12,910,383 12,910,383 12,910,383
101   66       0  1,309,411 10,664,257 10,664,257 10,664,257 13,297,592 13,297,592 13,297,592
102   67       0  1,374,882 10,984,185 10,984,185 10,984,185 13,696,520 13,696,520 13,696,520
103   68       0  1,443,626 11,313,711 11,313,711 11,313,711 14,107,415 14,107,415 14,107,415
104   69       0  1,515,807 11,653,122 11,653,122 11,653,122 14,530,638 14,530,638 14,530,638
105   70       0  1,591,598 12,002,716 12,002,716 12,002,716 14,966,557 14,966,557 14,966,557

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   0.00% (NET -1.89% FOR THE FIRST TEN YEARS AND -1.54%
                       THEREAFTER)

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
46     1   4,800    5,040  2,550      0 250,000  3,166      0 250,000
47     2   4,800   10,332  6,014      0 250,000  7,172    422 250,000
48     3   4,800   15,889  9,367  2,617 250,000 10,985  4,235 250,000
49     4   4,800   21,723 12,586  5,836 250,000 14,644  7,894 250,000
50     5   4,800   27,849 15,673  8,923 250,000 18,165 11,415 250,000
51     6   4,800   34,282 18,634 12,559 250,000 21,560 15,485 250,000
52     7   4,800   41,036 21,444 16,044 250,000 24,834 19,434 250,000
53     8   4,800   48,128 24,110 19,385 250,000 28,012 23,287 250,000
54     9   4,800   55,574 26,608 22,558 250,000 31,089 27,039 250,000
55    10   4,800   63,393 28,944 25,569 250,000 34,108 30,733 250,000
56    11   4,800   71,602 31,208 28,508 250,000 37,148 34,448 250,000
57    12   4,800   80,222 33,276 31,251 250,000 40,088 38,063 250,000
58    13   4,800   89,273 35,150 33,800 250,000 42,931 41,581 250,000
59    14   4,800   98,777 36,811 36,136 250,000 45,681 45,006 250,000
60    15   4,800  108,756 38,237 38,237 250,000 48,340 48,340 250,000
61    16   4,800  119,234 39,432 39,432 250,000 50,911 50,911 250,000
62    17   4,800  130,235 40,351 40,351 250,000 53,395 53,395 250,000
63    18   4,800  141,787 40,946 40,946 250,000 55,796 55,796 250,000
64    19   4,800  153,917 41,194 41,194 250,000 58,116 58,116 250,000
65    20   4,800  166,652 41,047 41,047 250,000 60,356 60,356 250,000
66    21   4,800  180,025 40,477 40,477 250,000 62,519 62,519 250,000
67    22   4,800  194,066 39,431 39,431 250,000 64,534 64,534 250,000
68    23   4,800  208,810 37,848 37,848 250,000 66,389 66,389 250,000
69    24   4,800  224,290 35,691 35,691 250,000 68,075 68,075 250,000
70    25   4,800  240,545 32,890 32,890 250,000 69,580 69,580 250,000
71    26   4,800  257,612 29,339 29,339 250,000 70,893 70,893 250,000
72    27   4,800  275,532 24,760 24,760 250,000 72,001 72,001 250,000
73    28   4,800  294,349 19,228 19,228 250,000 72,895 72,895 250,000
74    29   4,800  314,106 12,392 12,392 250,000 73,559 73,559 250,000
75    30   4,800  334,852  3,997  3,997 250,000 73,974 73,974 250,000
76    31   4,800  356,634                       74,112 74,112 250,000
77    32   4,800  379,506                       73,946 73,946 250,000
78    33   4,800  403,521                       73,439 73,439 250,000
79    34   4,800  428,737                       72,556 72,556 250,000
80    35   4,800  455,214                       71,255 71,255 250,000
81    36   4,800  483,015                       69,492 69,492 250,000
82    37   4,800  512,206                       67,217 67,217 250,000
83    38   4,800  542,856                       64,381 64,381 250,000
84    39   4,800  575,039                       60,921 60,921 250,000
85    40   4,800  608,831                       56,743 56,743 250,000
86    41   4,800  644,312                       51,736 51,736 250,000
87    42   4,800  681,568                       45,772 45,772 250,000
88    43   4,800  720,686                       38,702 38,702 250,000
89    44   4,800  761,761                       30,349 30,349 250,000
90    45   4,800  804,889                       20,518 20,518 250,000
91    46   4,800  850,173                        8,995  8,995 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   0.00% (NET -1.89% FOR THE FIRST TEN YEARS AND -1.54%
                       THEREAFTER)

                           Guaranteed Charges      Current Charges
                          --------------------- ---------------------
                  Premium         Cash                  Cash
           Paid    Accum  Accum   Surr   Death  Accum   Surr   Death
Age  Year Premium  at 5%  Value  Value  Benefit Value  Value  Benefit
---  ---- ------- ------- ------ ------ ------- ------ ------ -------
46     1   4,100    4,305  1,989      0 250,000  2,528      0 250,000
47     2   4,100    8,825  4,899      0 250,000  5,935    685 250,000
48     3   4,100   13,572  7,734  2,484 250,000  9,204  3,954 250,000
49     4   4,100   18,555 10,469  5,219 250,000 12,338  7,088 250,000
50     5   4,100   23,788 13,077  7,827 250,000 15,340 10,090 250,000
51     6   4,100   29,282 15,591 10,866 250,000 18,211 13,486 250,000
52     7   4,100   35,051 17,985 13,785 250,000 20,959 16,759 250,000
53     8   4,100   41,109 20,290 16,615 250,000 23,603 19,928 250,000
54     9   4,100   47,469 22,454 19,304 250,000 26,146 22,996 250,000
55    10   4,100   54,148 24,508 21,883 250,000 28,642 26,017 250,000
56    11   4,100   61,160 26,525 24,425 250,000 31,194 29,094 250,000
57    12   4,100   68,523 28,417 26,842 250,000 33,701 32,126 250,000
58    13   4,100   76,254 30,188 29,138 250,000 36,164 35,114 250,000
59    14   4,100   84,372 31,866 31,341 250,000 38,584 38,059 250,000
60    15   4,100   92,896 33,428 33,428 250,000 40,961 40,961 250,000
61    16   4,100  101,846 34,850 34,850 250,000 43,296 43,296 250,000
62    17   4,100  111,243 36,135 36,135 250,000 45,589 45,589 250,000
63    18   4,100  121,110 37,235 37,235 250,000 47,843 47,843 250,000
64    19   4,100  131,470 38,103 38,103 250,000 50,058 50,058 250,000
65    20   4,100  142,349 38,717 38,717 250,000 52,233 52,233 250,000
66    21   4,100  153,771 39,053 39,053 250,000 54,371 54,371 250,000
67    22   4,100  165,765 39,088 39,088 250,000 56,418 56,418 250,000
68    23   4,100  178,358 38,823 38,823 250,000 58,369 58,369 250,000
69    24   4,100  191,581 38,257 38,257 250,000 60,222 60,222 250,000
70    25   4,100  205,465 37,362 37,362 250,000 61,969 61,969 250,000
71    26   4,100  220,043 36,083 36,083 250,000 63,604 63,604 250,000
72    27   4,100  235,351 34,337 34,337 250,000 65,114 65,114 250,000
73    28   4,100  251,423 32,009 32,009 250,000 66,485 66,485 250,000
74    29   4,100  268,299 28,951 28,951 250,000 67,700 67,700 250,000
75    30   4,100  286,019 24,998 24,998 250,000 68,737 68,737 250,000
76    31   4,100  304,625 19,996 19,996 250,000 69,574 69,574 250,000
77    32   4,100  324,161 13,767 13,767 250,000 70,181 70,181 250,000
78    33   4,100  344,675  6,159  6,159 250,000 70,528 70,528 250,000
79    34   4,100  366,213                       70,578 70,578 250,000
80    35   4,100  388,829                       70,294 70,294 250,000
81    36   4,100  412,575                       69,637 69,637 250,000
82    37   4,100  437,509                       68,565 68,565 250,000
83    38   4,100  463,690                       67,030 67,030 250,000
84    39   4,100  491,179                       64,983 64,983 250,000
85    40   4,100  520,043                       62,364 62,364 250,000
86    41   4,100  550,350                       59,111 59,111 250,000
87    42   4,100  582,173                       55,147 55,147 250,000
88    43   4,100  615,586                       50,387 50,387 250,000
89    44   4,100  650,671                       44,730 44,730 250,000
90    45   4,100  687,509                       38,060 38,060 250,000
91    46   4,100  726,190                       30,237 30,237 250,000
92    47   4,100  766,804                       21,099 21,099 250,000
93    48   4,100  809,449                       10,448 10,448 250,000

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
46     1   4,800    5,040   2,759       0 250,000   3,394       0 250,000
47     2   4,800   10,332   6,624       0 250,000   7,856   1,106 250,000
48     3   4,800   15,889  10,601   3,851 250,000  12,379   5,629 250,000
49     4   4,800   21,723  14,670   7,920 250,000  17,004  10,254 250,000
50     5   4,800   27,849  18,837  12,087 250,000  21,750  15,000 250,000
51     6   4,800   34,282  23,110  17,035 250,000  26,631  20,556 250,000
52     7   4,800   41,036  27,469  22,069 250,000  31,659  26,259 250,000
53     8   4,800   48,128  31,922  27,197 250,000  36,863  32,138 250,000
54     9   4,800   55,574  36,453  32,403 250,000  42,247  38,197 250,000
55    10   4,800   63,393  41,070  37,695 250,000  47,860  44,485 250,000
56    11   4,800   71,602  45,922  43,222 250,000  53,849  51,149 250,000
57    12   4,800   80,222  50,857  48,832 250,000  60,068  58,043 250,000
58    13   4,800   89,273  55,887  54,537 250,000  66,532  65,182 250,000
59    14   4,800   98,777  61,003  60,328 250,000  73,257  72,582 250,000
60    15   4,800  108,756  66,197  66,197 250,000  80,259  80,259 250,000
61    16   4,800  119,234  71,485  71,485 250,000  87,558  87,558 250,000
62    17   4,800  130,235  76,841  76,841 250,000  95,172  95,172 250,000
63    18   4,800  141,787  82,243  82,243 250,000 103,123 103,123 250,000
64    19   4,800  153,917  87,690  87,690 250,000 111,432 111,432 250,000
65    20   4,800  166,652  93,165  93,165 250,000 120,123 120,123 250,000
66    21   4,800  180,025  98,673  98,673 250,000 129,221 129,221 250,000
67    22   4,800  194,066 104,203 104,203 250,000 138,706 138,706 250,000
68    23   4,800  208,810 109,746 109,746 250,000 148,604 148,604 250,000
69    24   4,800  224,290 115,318 115,318 250,000 158,944 158,944 250,000
70    25   4,800  240,545 120,917 120,917 250,000 169,762 169,762 250,000
71    26   4,800  257,612 126,533 126,533 250,000 181,099 181,099 250,000
72    27   4,800  275,532 132,072 132,072 250,000 193,004 193,004 250,000
73    28   4,800  294,349 137,648 137,648 250,000 205,532 205,532 250,000
74    29   4,800  314,106 143,174 143,174 250,000 218,747 218,747 250,000
75    30   4,800  334,852 148,636 148,636 250,000 232,724 232,724 250,000
76    31   4,800  356,634 154,056 154,056 250,000 247,475 247,475 259,848
77    32   4,800  379,506 159,451 159,451 250,000 262,843 262,843 275,986
78    33   4,800  403,521 164,857 164,857 250,000 278,850 278,850 292,793
79    34   4,800  428,737 170,343 170,343 250,000 295,516 295,516 310,292
80    35   4,800  455,214 175,960 175,960 250,000 312,864 312,864 328,507
81    36   4,800  483,015 181,754 181,754 250,000 330,915 330,915 347,460
82    37   4,800  512,206 187,794 187,794 250,000 349,691 349,691 367,175
83    38   4,800  542,856 194,163 194,163 250,000 369,215 369,215 387,675
84    39   4,800  575,039 200,991 200,991 250,000 389,509 389,509 408,985
85    40   4,800  608,831 208,475 208,475 250,000 410,594 410,594 431,124
86    41   4,800  644,312 216,920 216,920 250,000 432,489 432,489 454,113
87    42   4,800  681,568 226,765 226,765 250,000 455,211 455,211 477,971
88    43   4,800  720,686 238,628 238,628 250,560 478,778 478,778 502,717
89    44   4,800  761,761 251,415 251,415 263,986 503,206 503,206 528,366
90    45   4,800  804,889 264,441 264,441 277,664 528,512 528,512 554,937
91    46   4,800  850,173 277,690 277,690 291,574 554,713 554,713 582,449

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                              Guaranteed Charges           Current Charges
                            ----------------------- -----------------------------
                   Premium           Cash
           Paid   Accum at   Accum   Surr    Death    Accum   Cash Surr   Death
Age  Year Premium    5%      Value   Value  Benefit   Value     Value    Benefit
---  ---- ------- --------- ------- ------- ------- --------- --------- ---------
 92   47   4,800    897,722 291,835 291,835 303,508   582,254   582,254   605,544
 93   48   4,800    947,648 307,042 307,042 316,253   611,276   611,276   629,614
 94   49   4,800  1,000,070 323,508 323,508 329,978   641,944   641,944   654,783
 95   50   4,800  1,055,114 341,470 341,470 344,885   674,446   674,446   681,190
 96   51   4,800  1,112,910 361,265 361,265 361,265   708,997   708,997   708,997
 97   52   4,800  1,173,595 381,938 381,938 381,938   745,079   745,079   745,079
 98   53   4,800  1,237,315 403,526 403,526 403,526   782,760   782,760   782,760
 99   54   4,800  1,304,221 426,072 426,072 426,072   822,111   822,111   822,111
100   55   4,800  1,374,472 449,616 449,616 449,616   863,206   863,206   863,206
101   56       0  1,443,195 463,001 463,001 463,001   888,999   888,999   888,999
102   57       0  1,515,355 476,891 476,891 476,891   915,669   915,669   915,669
103   58       0  1,591,123 491,198 491,198 491,198   943,139   943,139   943,139
104   59       0  1,670,679 505,934 505,934 505,934   971,434   971,434   971,434
105   60       0  1,754,213 521,112 521,112 521,112 1,000,577 1,000,577 1,000,577

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                            Guaranteed Charges        Current Charges
                          ----------------------- -----------------------
                  Premium          Cash                    Cash
           Paid    Accum   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium  at 5%   Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- ------- ------- ------- ------- ------- ------- -------
46     1   4,100    4,305   2,161       0 250,000   2,717       0 250,000
47     2   4,100    8,825   5,400     150 250,000   6,502   1,252 250,000
48     3   4,100   13,572   8,752   3,502 250,000  10,366   5,116 250,000
49     4   4,100   18,555  12,194   6,944 250,000  14,312   9,062 250,000
50     5   4,100   23,788  15,703  10,453 250,000  18,347  13,097 250,000
51     6   4,100   29,282  19,312  14,587 250,000  22,473  17,748 250,000
52     7   4,100   35,051  23,000  18,800 250,000  26,700  22,500 250,000
53     8   4,100   41,109  26,801  23,126 250,000  31,051  27,376 250,000
54     9   4,100   47,469  30,668  27,518 250,000  35,536  32,386 250,000
55    10   4,100   54,148  34,633  32,008 250,000  40,211  37,586 250,000
56    11   4,100   61,160  38,818  36,718 250,000  45,237  43,137 250,000
57    12   4,100   68,523  43,112  41,537 250,000  50,491  48,916 250,000
58    13   4,100   76,254  47,527  46,477 250,000  55,983  54,933 250,000
59    14   4,100   84,372  52,097  51,572 250,000  61,726  61,201 250,000
60    15   4,100   92,896  56,809  56,809 250,000  67,733  67,733 250,000
61    16   4,100  101,846  61,653  61,653 250,000  74,018  74,018 250,000
62    17   4,100  111,243  66,642  66,642 250,000  80,594  80,594 250,000
63    18   4,100  121,110  71,744  71,744 250,000  87,477  87,477 250,000
64    19   4,100  131,470  76,933  76,933 250,000  94,682  94,682 250,000
65    20   4,100  142,349  82,204  82,204 250,000 102,226 102,226 250,000
66    21   4,100  153,771  87,554  87,554 250,000 110,127 110,127 250,000
67    22   4,100  165,765  92,984  92,984 250,000 118,364 118,364 250,000
68    23   4,100  178,358  98,513  98,513 250,000 126,956 126,956 250,000
69    24   4,100  191,581 104,165 104,165 250,000 135,923 135,923 250,000
70    25   4,100  205,465 109,946 109,946 250,000 145,285 145,285 250,000
71    26   4,100  220,043 115,851 115,851 250,000 155,066 155,066 250,000
72    27   4,100  235,351 121,861 121,861 250,000 165,290 165,290 250,000
73    28   4,100  251,423 127,948 127,948 250,000 175,986 175,986 250,000
74    29   4,100  268,299 134,080 134,080 250,000 187,185 187,185 250,000
75    30   4,100  286,019 140,231 140,231 250,000 198,926 198,926 250,000
76    31   4,100  304,625 146,399 146,399 250,000 211,252 211,252 250,000
77    32   4,100  324,161 152,593 152,593 250,000 224,219 224,219 250,000
78    33   4,100  344,675 158,853 158,853 250,000 237,894 237,894 250,000
79    34   4,100  366,213 165,208 165,208 250,000 252,224 252,224 264,835
80    35   4,100  388,829 171,712 171,712 250,000 267,152 267,152 280,509
81    36   4,100  412,575 178,387 178,387 250,000 282,699 282,699 296,834
82    37   4,100  437,509 185,290 185,290 250,000 298,885 298,885 313,829
83    38   4,100  463,690 192,479 192,479 250,000 315,731 315,731 331,517
84    39   4,100  491,179 200,056 200,056 250,000 333,256 333,256 349,919
85    40   4,100  520,043 208,193 208,193 250,000 351,482 351,482 369,056
86    41   4,100  550,350 217,135 217,135 250,000 370,429 370,429 388,950
87    42   4,100  582,173 227,238 227,238 250,000 390,116 390,116 409,622
88    43   4,100  615,586 238,997 238,997 250,947 410,565 410,565 431,093
89    44   4,100  650,671 251,545 251,545 264,122 431,793 431,793 453,383
90    45   4,100  687,509 264,328 264,328 277,544 453,822 453,822 476,513
91    46   4,100  726,190 277,319 277,319 291,185 476,669 476,669 500,502

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   6.00% (NET 4.07% FOR THE FIRST TEN YEARS AND 4.43%
                       THEREAFTER)

                              Guaranteed Charges        Current Charges
                            ----------------------- -----------------------
                   Premium           Cash                    Cash
           Paid   Accum at   Accum   Surr    Death   Accum   Surr    Death
Age  Year Premium    5%      Value   Value  Benefit  Value   Value  Benefit
---  ---- ------- --------- ------- ------- ------- ------- ------- -------
 92   47   4,100    766,804 291,099 291,099 302,743 500,634 500,634 520,660
 93   48   4,100    809,449 305,827 305,827 315,001 525,827 525,827 541,601
 94   49   4,100    854,227 321,696 321,696 328,130 552,370 552,370 563,417
 95   50   4,100    901,243 338,955 338,955 342,345 580,406 580,406 586,210
 96   51   4,100    950,610 357,950 357,950 357,950 610,101 610,101 610,101
 97   52   4,100  1,002,446 377,787 377,787 377,787 641,112 641,112 641,112
 98   53   4,100  1,056,873 398,502 398,502 398,502 673,497 673,497 673,497
 99   54   4,100  1,114,022 420,136 420,136 420,136 707,317 707,317 707,317
100   55   4,100  1,174,028 442,728 442,728 442,728 742,635 742,635 742,635
101   56       0  1,232,729 455,907 455,907 455,907 764,811 764,811 764,811
102   57       0  1,294,366 469,584 469,584 469,584 787,756 787,756 787,756
103   58       0  1,359,084 483,672 483,672 483,672 811,388 811,388 811,388
104   59       0  1,427,038 498,182 498,182 498,182 835,730 835,730 835,730
105   60       0  1,498,390 513,128 513,128 513,128 860,802 860,802 860,802

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                           Premium
     Paid          Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
46     1   4,800    5,040     2,968         0   250,000     3,623         0   250,000
47     2   4,800   10,332     7,260       510   250,000     8,568     1,818   250,000
48     3   4,800   15,889    11,938     5,188   250,000    13,886     7,136   250,000
49     4   4,800   21,723    17,017    10,267   250,000    19,655    12,905   250,000
50     5   4,800   27,849    22,541    15,791   250,000    25,938    19,188   250,000
51     6   4,800   34,282    28,562    22,487   250,000    32,796    26,721   250,000
52     7   4,800   41,036    35,110    29,710   250,000    40,298    34,898   250,000
53     8   4,800   48,128    42,246    37,521   250,000    48,534    43,809   250,000
54     9   4,800   55,574    50,017    45,967   250,000    57,577    53,527   250,000
55    10   4,800   63,393    58,499    55,124   250,000    67,552    64,177   250,000
56    11   4,800   71,602    67,998    65,298   250,000    78,786    76,086   250,000
57    12   4,800   80,222    78,411    76,386   250,000    91,185    89,160   250,000
58    13   4,800   89,273    89,862    88,512   250,000   104,884   103,534   250,000
59    14   4,800   98,777   102,471   101,796   250,000   120,033   119,358   250,000
60    15   4,800  108,756   116,378   116,378   250,000   136,802   136,802   250,000
61    16   4,800  119,234   131,769   131,769   250,000   155,378   155,378   250,000
62    17   4,800  130,235   148,825   148,825   250,000   175,972   175,972   250,000
63    18   4,800  141,787   167,770   167,770   250,000   198,823   198,823   250,516
64    19   4,800  153,917   188,888   188,888   250,000   224,101   224,101   277,886
65    20   4,800  166,652   212,480   212,480   259,226   251,983   251,983   307,420
66    21   4,800  180,025   238,516   238,516   286,219   282,742   282,742   339,290
67    22   4,800  194,066   267,081   267,081   317,826   316,634   316,634   376,794
68    23   4,800  208,810   298,413   298,413   352,128   353,974   353,974   417,690
69    24   4,800  224,290   332,782   332,782   389,355   395,114   395,114   462,283
70    25   4,800  240,545   370,480   370,480   429,756   440,436   440,436   510,905
71    26   4,800  257,612   411,821   411,821   473,594   490,366   490,366   563,921
72    27   4,800  275,532   457,288   457,288   516,735   545,442   545,442   616,350
73    28   4,800  294,349   507,421   507,421   563,238   606,223   606,223   672,908
74    29   4,800  314,106   562,745   562,745   613,392   673,335   673,335   733,935
75    30   4,800  334,852   623,918   623,918   667,592   747,480   747,480   799,804
76    31   4,800  356,634   691,739   691,739   726,326   829,456   829,456   870,928
77    32   4,800  379,506   766,154   766,154   804,462   919,800   919,800   965,790
78    33   4,800  403,521   847,761   847,761   890,149 1,019,349 1,019,349 1,070,316
79    34   4,800  428,737   937,216   937,216   984,076 1,129,017 1,129,017 1,185,468
80    35   4,800  455,214 1,035,212 1,035,212 1,086,973 1,249,809 1,249,809 1,312,300
81    36   4,800  483,015 1,142,476 1,142,476 1,199,600 1,382,824 1,382,824 1,451,965
82    37   4,800  512,206 1,259,778 1,259,778 1,322,767 1,529,263 1,529,263 1,605,726
83    38   4,800  542,856 1,387,912 1,387,912 1,457,307 1,690,445 1,690,445 1,774,967
84    39   4,800  575,039 1,527,708 1,527,708 1,604,093 1,867,810 1,867,810 1,961,201
85    40   4,800  608,831 1,680,031 1,680,031 1,764,033 2,062,921 2,062,921 2,166,067
86    41   4,800  644,312 1,845,813 1,845,813 1,938,104 2,277,477 2,277,477 2,391,351
87    42   4,800  681,568 2,026,060 2,026,060 2,127,363 2,513,329 2,513,329 2,638,996
88    43   4,800  720,686 2,221,828 2,221,828 2,332,920 2,772,492 2,772,492 2,911,116
89    44   4,800  761,761 2,434,271 2,434,271 2,555,985 3,057,152 3,057,152 3,210,009
90    45   4,800  804,889 2,664,560 2,664,560 2,797,788 3,369,697 3,369,697 3,538,182
91    46   4,800  850,173 2,913,932 2,913,932 3,059,628 3,712,736 3,712,736 3,898,372

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JOHN DOE          ISSUE AGE:               45
                                           GENDER:                  MALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,800.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                                 Guaranteed Charges               Current Charges
                            ----------------------------- --------------------------------
                   Premium                                              Cash
           Paid   Accum at    Accum   Cash Surr   Death     Accum       Surr      Death
Age  Year Premium    5%       Value     Value    Benefit    Value      Value     Benefit
---  ---- ------- --------- --------- --------- --------- ---------- ---------- ----------
 92   47   4,800    897,722 3,191,260 3,191,260 3,318,911  4,092,094  4,092,094  4,255,778
 93   48   4,800    947,648 3,501,087 3,501,087 3,606,120  4,512,261  4,512,261  4,647,629
 94   49   4,800  1,000,070 3,848,940 3,848,940 3,925,919  4,978,408  4,978,408  5,077,976
 95   50   4,800  1,055,114 4,241,575 4,241,575 4,283,991  5,496,511  5,496,511  5,551,476
 96   51   4,800  1,112,910 4,687,954 4,687,954 4,687,954  6,073,497  6,073,497  6,073,497
 97   52   4,800  1,173,595 5,180,789 5,180,789 5,180,789  6,710,535  6,710,535  6,710,535
 98   53   4,800  1,237,315 5,724,917 5,724,917 5,724,917  7,413,872  7,413,872  7,413,872
 99   54   4,800  1,304,221 6,325,675 6,325,675 6,325,675  8,190,411  8,190,411  8,190,411
100   55   4,800  1,374,472 6,988,958 6,988,958 6,988,958  9,047,768  9,047,768  9,047,768
101   56       0  1,443,195 7,198,524 7,198,524 7,198,524  9,319,098  9,319,098  9,319,098
102   57       0  1,515,355 7,414,479 7,414,479 7,414,479  9,598,671  9,598,671  9,598,671
103   58       0  1,591,123 7,636,914 7,636,914 7,636,914  9,886,631  9,886,631  9,886,631
104   59       0  1,670,679 7,866,021 7,866,021 7,866,021 10,183,230 10,183,230 10,183,230
105   60       0  1,754,213 8,102,002 8,102,002 8,102,002 10,488,727 10,488,727 10,488,727

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                               Guaranteed Charges              Current Charges
                          ----------------------------- -----------------------------
                  Premium
           Paid    Accum    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium  at 5%    Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- ------- --------- --------- --------- --------- --------- ---------
46     1   4,100    4,305     2,334         0   250,000     2,907         0   250,000
47     2   4,100    8,825     5,923       673   250,000     7,093     1,843   250,000
48     3   4,100   13,572     9,855     4,605   250,000    11,621     6,371   250,000
49     4   4,100   18,555    14,136     8,886   250,000    16,529    11,279   250,000
50     5   4,100   23,788    18,774    13,524   250,000    21,857    16,607   250,000
51     6   4,100   29,282    23,840    19,115   250,000    27,648    22,923   250,000
52     7   4,100   35,051    29,354    25,154   250,000    33,959    29,759   250,000
53     8   4,100   41,109    35,392    31,717   250,000    40,862    37,187   250,000
54     9   4,100   47,469    41,962    38,812   250,000    48,425    45,275   250,000
55    10   4,100   54,148    49,151    46,526   250,000    56,765    54,140   250,000
56    11   4,100   61,160    57,209    55,109   250,000    66,191    64,091   250,000
57    12   4,100   68,523    66,066    64,491   250,000    76,622    75,047   250,000
58    13   4,100   76,254    75,819    74,769   250,000    88,168    87,118   250,000
59    14   4,100   84,372    86,599    86,074   250,000   100,950   100,425   250,000
60    15   4,100   92,896    98,511    98,511   250,000   115,104   115,104   250,000
61    16   4,100  101,846   111,676   111,676   250,000   130,781   130,781   250,000
62    17   4,100  111,243   126,253   126,253   250,000   148,148   148,148   250,000
63    18   4,100  121,110   142,393   142,393   250,000   167,390   167,390   250,000
64    19   4,100  131,470   160,279   160,279   250,000   188,714   188,714   250,000
65    20   4,100  142,349   180,145   180,145   250,000   212,343   212,343   259,058
66    21   4,100  153,771   202,268   202,268   250,000   238,448   238,448   286,137
67    22   4,100  165,765   226,863   226,863   269,967   267,239   267,239   318,015
68    23   4,100  178,358   253,924   253,924   299,631   298,993   298,993   352,812
69    24   4,100  191,581   283,691   283,691   331,919   334,013   334,013   390,795
70    25   4,100  205,465   316,434   316,434   367,063   372,635   372,635   432,257
71    26   4,100  220,043   352,445   352,445   405,312   415,229   415,229   477,514
72    27   4,100  235,351   392,134   392,134   443,112   462,234   462,234   522,325
73    28   4,100  251,423   435,899   435,899   483,847   514,116   514,116   570,669
74    29   4,100  268,299   484,190   484,190   527,767   571,395   571,395   622,821
75    30   4,100  286,019   537,538   537,538   575,166   634,653   634,653   679,078
76    31   4,100  304,625   596,568   596,568   626,397   704,541   704,541   739,768
77    32   4,100  324,161   661,461   661,461   694,534   781,613   781,613   820,694
78    33   4,100  344,675   732,772   732,772   769,411   866,593   866,593   909,923
79    34   4,100  366,213   811,095   811,095   851,649   960,277   960,277 1,008,290
80    35   4,100  388,829   897,077   897,077   941,931 1,063,533 1,063,533 1,116,710
81    36   4,100  412,575   991,391   991,391 1,040,960 1,177,318 1,177,318 1,236,183
82    37   4,100  437,509 1,094,759 1,094,759 1,149,497 1,302,675 1,302,675 1,367,809
83    38   4,100  463,690 1,207,924 1,207,924 1,268,321 1,440,752 1,440,752 1,512,789
84    39   4,100  491,179 1,331,668 1,331,668 1,398,251 1,592,800 1,592,800 1,672,440
85    40   4,100  520,043 1,466,822 1,466,822 1,540,163 1,760,190 1,760,190 1,848,199
86    41   4,100  550,350 1,614,252 1,614,252 1,694,964 1,944,420 1,944,420 2,041,641
87    42   4,100  582,173 1,774,886 1,774,886 1,863,630 2,147,127 2,147,127 2,254,483
88    43   4,100  615,586 1,949,672 1,949,672 2,047,156 2,370,097 2,370,097 2,488,602
89    44   4,100  650,671 2,139,628 2,139,628 2,246,609 2,615,281 2,615,281 2,746,045
90    45   4,100  687,509 2,345,768 2,345,768 2,463,057 2,884,804 2,884,804 3,029,044
91    46   4,100  726,190 2,569,130 2,569,130 2,697,587 3,180,983 3,180,983 3,340,032

           PAN-AMERICAN ASSURANCE COMPANY--A LIFE INSURANCE COMPANY--
                            PAN-AMERICAN VUL BAND 2

ILLUSTRATION FOR:        JANE DOE          ISSUE AGE:               45
                                           GENDER:                  FEMALE
                                           RISK CLASS:              PREF PLUS

INITIAL DEATH BENEFIT:   $250,000          INITIAL OPTION:          1 (LEVEL)
                                           INITIAL PREMIUM:         $4,100.00
                                           PAYMENT MODE:            ANNUALLY

GROSS INTEREST RATE:   12.00% (NET 10.02% FOR THE FIRST TEN YEARS AND 10.41%
                       THEREAFTER)

                                 Guaranteed Charges              Current Charges
                            ----------------------------- -----------------------------
                   Premium
           Paid   Accum at    Accum   Cash Surr   Death     Accum   Cash Surr   Death
Age  Year Premium    5%       Value     Value    Benefit    Value     Value    Benefit
---  ---- ------- --------- --------- --------- --------- --------- --------- ---------
 92   47   4,100    766,804 2,816,691 2,816,691 2,929,358 3,508,319 3,508,319 3,648,652
 93   48   4,100    809,449 3,092,342 3,092,342 3,185,113 3,870,535 3,870,535 3,986,651
 94   49   4,100    854,227 3,400,869 3,400,869 3,468,886 4,271,900 4,271,900 4,357,338
 95   50   4,100    901,243 3,748,285 3,748,285 3,785,768 4,717,327 4,717,327 4,764,501
 96   51   4,100    950,610 4,142,595 4,142,595 4,142,595 5,212,491 5,212,491 5,212,491
 97   52   4,100  1,002,446 4,577,943 4,577,943 4,577,943 5,759,190 5,759,190 5,759,190
 98   53   4,100  1,056,873 5,058,601 5,058,601 5,058,601 6,362,787 6,362,787 6,362,787
 99   54   4,100  1,114,022 5,589,283 5,589,283 5,589,283 7,029,204 7,029,204 7,029,204
100   55   4,100  1,174,028 6,175,197 6,175,197 6,175,197 7,764,979 7,764,979 7,764,979
101   56       0  1,232,729 6,360,350 6,360,350 6,360,350 7,997,826 7,997,826 7,997,826
102   57       0  1,294,366 6,551,161 6,551,161 6,551,161 8,237,760 8,237,760 8,237,760
103   58       0  1,359,084 6,747,695 6,747,695 6,747,695 8,484,893 8,484,893 8,484,893
104   59       0  1,427,038 6,950,126 6,950,126 6,950,126 8,739,440 8,739,440 8,739,440
105   60       0  1,498,390 7,158,630 7,158,630 7,158,630 9,001,623 9,001,623 9,001,623

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF SURRENDER CHARGE

                      Charges for $3,000 Partial Surrender

   Consider a Policy with $200,000 Specified Amount, with $10,000 in Accumulated Value, with a $6,000 Surrender Charge, and with no previous Partial Surrenders. If this Owner were to take a $3,000 Partial Surrender, the values would be as follows:

                                        Before Surrender        After Surrender
                                        ----------------        ---------------
Specified Amount......................      $200,000               $195,500
Accumulated Value.....................      $ 10,000               $  5,500
Surrender Charge......................      $  6,000(a)            $  4,500
Sum of all Previous Partial
 Surrenders...........................      $      0               $  3,000
Partial Surrender Amount..............      $  3,000                    N/A
Sum of the Partial Surrender Amount
 and all Previous Partial Surrenders..      $  3,000(b)            $  3,000
Exclusion Percentage..................            50%                    50%
Cash Surrender Value..................      $  4,000(d)            $  1,000
Exclusion Percentage multiplied by the
 Cash Surrender Value.................      $  2,000(c)            $    500
Charge Assessed on Surrender..........      $  1,500(see below)         N/A

   The Charge Assessed on Surrender is calculated, in symbols, as (a) X [(b) -
(c)] / (d) = $6,000 X [$3,000 - $2,000] / $4,000 = $1,500. The Charge will always be at least $25 but will never otherwise exceed the full Surrender Charge. The Specified Amount is reduced by the sum of the $3,000 Partial Surrender Amount and the $1,500 Charge Assessed on Surrender. The new Specified Amount is $200,000 - ($3,000 + $1,500) = $195,500.

   The Accumulated Value is also reduced by the sum of the $3,000 Partial Surrender Amount and the $1,500 Charge Assessed on Surrender. The new Accumulated Value is $10,000 - ($3,000 + $1,500) = $5,500. The Surrender Charge is reduced by the $1,500 Charge Assessed on Surrender, $6,000 - $1,500 = $4,500. All future Surrender Charges are the Surrender Charges shown on the schedule page, reduced by the $1,500 assessed, but never less than zero. The Cash Surrender Value is always calculated as the Accumulated Value less the Surrender Charge. After the surrender, this would be $5,500 - $4,500 = $1,000.

                Charges for $50,000 Decrease in Specified Amount

   Consider a Policy with $200,000 Specified Amount, with $10,000 in Accumulated Value, and with a $6,000 Surrender Charge. If this Owner were to decrease his Specified Amount by $50,000, the values would be as follows:

                                         Before Decrease         After Decrease
                                         ---------------         --------------
Specified Amount........................    $200,000                $150,000
Accumulated Value.......................    $ 10,000                $  8,500
Surrender Charge........................    $  6,000                $  4,500
Cash Surrender Value....................    $  4,000                $  4,000
Charge Assessed on Decrease.............    $  1,500(see below)          N/A

   The Surrender Charge assessed on a decrease in Specified Amount made within five years of the insurance segment is the pro-rata portion of surrender penalties in effect at the time of the decrease. For this $50,000 decrease on a $200,000 Specified Amount, we will assess a Surrender Charge of $50,000 (decrease amount) / $200,000 (Specified Amount) * $6,000 (Surrender Charge) = $1,500. The Specified Amount after the decrease is the Specified Amount before the decrease ($200,000) reduced by the amount of the decrease ($50,000) = $150,000. The Accumulated Value after the decrease is the $10,000 Accumulated Value before the decrease reduced by the $1,500 charge assessed = $10,000 - $1,500 = $8,500. The Surrender Charge after the decrease is the $6,000 Surrender Charge before the decrease reduced, pro-rata, by the 25% amount of the decrease = $6,000 - 25%* $6,000 = $4,500. All future Surrender Charges are reduced by the same 25%. The Cash Surrender Value is always calculated as the Accumulated Value less the Surrender Charge. After the decrease, this would be $8,500 - $4,500 = $4,000. As the charge reduces both the Accumulated Value and Surrender Charge in equal amounts, the Cash Surrender Value is designed not to change after a decrease in the Specified Amount.

                            [LOGO OF PAN AMERICAN]

                        Pan-American Assurance Company

                                P.O. Box 53372
                            New Orleans, Louisiana

                       --------------------------------

                        Pan-American Assurance Company
                        is a wholly owned subsidiary of
                      Pan-American Life Insurance Company

B-893